UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06093
Name of Registrant: Vanguard Institutional Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2013
Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (12.4%)
* Amazon.com Inc.	3,620,511	1,131,917
Comcast Corp. Class A	24,742,995	1,117,146
Home Depot Inc.	14,013,851	1,062,951
Walt Disney Co.	16,253,643	1,048,197
McDonald's Corp.	9,779,743	940,909
Twenty-First Century Fox Inc.	19,431,440	650,953
Ford Motor Co.	38,542,787	650,217
Time Warner Inc.	9,000,669	592,334
Starbucks Corp.	7,351,186	565,821
NIKE Inc. Class B	7,316,899	531,500
* priceline.com Inc.	503,855	509,372
Lowe's Cos. Inc.	10,289,989	489,906
Target Corp.	6,174,560	395,048
TJX Cos. Inc.	6,997,439	394,586
Viacom Inc. Class B	4,246,053	354,885
* General Motors Co.	9,208,400	331,226
Time Warner Cable Inc.	2,796,040	312,038
Yum! Brands Inc.	4,365,667	311,665
CBS Corp. Class B	5,503,019	303,547
* DIRECTV	4,995,169	298,461
Johnson Controls Inc.	6,693,561	277,783
* Discovery Communications Inc. Class A	2,258,859	190,693
* Netflix Inc.	576,490	178,257
VF Corp.	860,390	171,261
* Bed Bath & Beyond Inc.	2,130,655	164,827
* Dollar General Corp.	2,912,879	164,461
Delphi Automotive plc	2,761,839	161,347
Omnicom Group Inc.	2,516,422	159,642
Macy's Inc.	3,681,162	159,284
Ross Stores Inc.	2,120,051	154,340
Coach Inc.	2,758,518	150,422
* AutoZone Inc.	347,537	146,914
L Brands Inc.	2,382,741	145,586
Mattel Inc.	3,371,203	141,119
Harley-Davidson Inc.	2,182,567	140,208
Carnival Corp.	4,283,162	139,802
* O'Reilly Automotive Inc.	1,062,197	135,526
* Chipotle Mexican Grill Inc. Class A	302,037	129,483
Starwood Hotels & Resorts Worldwide Inc.	1,907,390	126,746
Wynn Resorts Ltd.	790,800	124,954
* Dollar Tree Inc.	2,182,024	124,725
Genuine Parts Co.	1,514,074	122,473
Whirlpool Corp.	775,029	113,495
BorgWarner Inc.	1,119,214	113,477
Gap Inc.	2,696,649	108,621
* CarMax Inc.	2,185,738	105,943
Kohl's Corp.	1,995,969	103,291
Best Buy Co. Inc.	2,637,633	98,911
Ralph Lauren Corp. Class A	592,326	97,574

	PVH Corp.	797,585	94,665
	Staples Inc.	6,457,365	94,600
	Marriott International Inc.	2,223,103	93,504
	Scripps Networks Interactive Inc. Class A	1,069,705	83,555
*	TripAdvisor Inc.	1,090,414	82,697
	Tiffany & Co.	1,075,838	82,431
	Wyndham Worldwide Corp.	1,299,919	79,256
	Nordstrom Inc.	1,410,039	79,244
*	News Corp. Class A	4,872,555	78,253
	PetSmart Inc.	1,015,947	77,476
	Newell Rubbermaid Inc.	2,815,738	77,433
	H&R Block Inc.	2,677,589	71,385
	Interpublic Group of Cos. Inc.	4,127,414	70,909
	Family Dollar Stores Inc.	944,465	68,020
	Gannett Co. Inc.	2,242,228	60,069
	Darden Restaurants Inc.	1,275,022	59,021
	Lennar Corp. Class A	1,624,378	57,503
*	Fossil Group Inc.	491,835	57,171
	GameStop Corp. Class A	1,143,966	56,798
	PulteGroup Inc.	3,420,262	56,434
	Expedia Inc.	1,051,360	54,450
^	Garmin Ltd.	1,204,212	54,418
*	Goodyear Tire & Rubber Co.	2,407,138	54,040
	DR Horton Inc.	2,780,076	54,017
	Hasbro Inc.	1,129,871	53,262
	International Game Technology	2,552,205	48,313
	Harman International Industries Inc.	666,259	44,126
	Leggett & Platt Inc.	1,390,929	41,937
*	Urban Outfitters Inc.	1,067,320	39,245
	Comcast Corp.	844,535	36,628
	Cablevision Systems Corp. Class A	2,093,645	35,257
*	AutoNation Inc.	629,442	32,838
	Abercrombie & Fitch Co.	747,818	26,450
*,^ JC Penney Co. Inc.		2,971,499	26,209
	Washington Post Co. Class B	42,869	26,208
			18,251,666
Consumer Staples (10.0%)
	Procter & Gamble Co.	26,793,616	2,025,329
	Coca-Cola Co.	37,298,343	1,412,861
	Philip Morris International Inc.	15,834,532	1,371,112
	PepsiCo Inc.	15,087,731	1,199,475
	Wal-Mart Stores Inc.	15,924,364	1,177,766
	CVS Caremark Corp.	12,017,491	681,993
	Altria Group Inc.	19,609,606	673,590
	Mondelez International Inc. Class A	17,420,754	547,360
	Colgate-Palmolive Co.	8,622,030	511,286
	Costco Wholesale Corp.	4,272,217	491,818
	Walgreen Co.	8,505,757	457,610
	Kimberly-Clark Corp.	3,747,502	353,090
	Kraft Foods Group Inc.	5,826,746	305,555
	General Mills Inc.	6,278,921	300,886
	Archer-Daniels-Midland Co.	6,449,258	237,591
	Whole Foods Market Inc.	3,644,611	213,210
	Kroger Co.	5,070,367	204,539
	Sysco Corp.	5,756,284	183,222
	Estee Lauder Cos. Inc. Class A	2,501,675	174,867
	Lorillard Inc.	3,658,412	163,824

Reynolds American Inc.	3,097,491	151,096
Kellogg Co.	2,517,802	147,870
Mead Johnson Nutrition Co.	1,980,203	147,050
Hershey Co.	1,463,185	135,345
ConAgra Foods Inc.	4,129,708	125,295
Brown-Forman Corp. Class B	1,588,607	108,232
JM Smucker Co.	1,027,772	107,957
Clorox Co.	1,275,185	104,208
Beam Inc.	1,583,010	102,342
Coca-Cola Enterprises Inc.	2,430,731	97,740
* Constellation Brands Inc. Class A	1,621,418	93,069
Dr Pepper Snapple Group Inc.	1,991,835	89,274
Avon Products Inc.	4,239,725	87,338
McCormick & Co. Inc.	1,290,517	83,496
Molson Coors Brewing Co. Class B	1,542,490	77,325
Tyson Foods Inc. Class A	2,720,428	76,934
Safeway Inc.	2,361,160	75,533
Campbell Soup Co.	1,746,653	71,106
* Monster Beverage Corp.	1,325,745	69,270
Hormel Foods Corp.	1,317,200	55,480
		14,692,944
Energy (10.4%)
Exxon Mobil Corp.	43,061,497	3,705,011
Chevron Corp.	18,901,207	2,296,497
Schlumberger Ltd.	12,944,895	1,143,811
ConocoPhillips	11,965,005	831,687
Occidental Petroleum Corp.	7,883,052	737,381
Anadarko Petroleum Corp.	4,918,155	457,339
EOG Resources Inc.	2,665,249	451,173
Halliburton Co.	8,272,636	398,327
Phillips 66	5,978,049	345,651
Apache Corp.	3,950,854	336,376
National Oilwell Varco Inc.	4,182,663	326,708
Pioneer Natural Resources Co.	1,355,572	255,932
Williams Cos. Inc.	6,684,145	243,036
Marathon Oil Corp.	6,943,174	242,178
Noble Energy Inc.	3,513,823	235,461
Kinder Morgan Inc.	6,587,347	234,312
Spectra Energy Corp.	6,548,607	224,159
Hess Corp.	2,822,208	218,270
Devon Energy Corp.	3,733,871	215,668
Baker Hughes Inc.	4,334,653	212,831
Marathon Petroleum Corp.	3,063,113	197,019
Valero Energy Corp.	5,304,297	181,142
Cabot Oil & Gas Corp.	4,116,382	153,623
* Cameron International Corp.	2,408,027	140,557
EQT Corp.	1,473,490	130,728
* FMC Technologies Inc.	2,318,035	128,465
Chesapeake Energy Corp.	4,957,096	128,290
* Southwestern Energy Co.	3,439,366	125,124
Ensco plc Class A	2,285,467	122,844
Range Resources Corp.	1,598,739	121,328
Murphy Oil Corp.	1,717,638	103,608
Noble Corp.	2,477,228	93,565
CONSOL Energy Inc.	2,239,346	75,354
Helmerich & Payne Inc.	1,042,021	71,847
* Denbury Resources Inc.	3,645,926	67,121

Tesoro Corp.	1,321,796	58,133
QEP Resources Inc.	1,754,565	48,584
Peabody Energy Corp.	2,640,800	45,554
* Rowan Cos. plc Class A	1,215,601	44,637
Diamond Offshore Drilling Inc.	680,410	42,403
Nabors Industries Ltd.	2,541,038	40,809
* WPX Energy Inc.	1,963,186	37,811
* Newfield Exploration Co.	1,327,865	36,344
		15,306,698
Financials (16.2%)
Wells Fargo & Co.	47,271,025	1,953,239
JPMorgan Chase & Co.	36,825,584	1,903,514
* Berkshire Hathaway Inc. Class B	16,470,353	1,869,550
Bank of America Corp.	105,101,294	1,450,398
Citigroup Inc.	29,750,731	1,443,208
American International Group Inc.	14,443,555	702,390
American Express Co.	9,077,152	685,507
US Bancorp	17,993,972	658,220
Goldman Sachs Group Inc.	4,086,226	646,482
MetLife Inc.	10,955,581	514,365
Simon Property Group Inc.	3,036,175	450,052
Capital One Financial Corp.	5,726,704	393,654
PNC Financial Services Group Inc.	5,200,058	376,744
Morgan Stanley	13,604,500	366,641
Prudential Financial Inc.	4,549,344	354,758
Bank of New York Mellon Corp.	11,255,683	339,809
BlackRock Inc.	1,232,165	333,448
ACE Ltd.	3,327,611	311,331
Travelers Cos. Inc.	3,653,832	309,735
State Street Corp.	4,363,193	286,880
American Tower Corporation	3,864,498	286,475
Aflac Inc.	4,550,286	282,072
Discover Financial Services	4,733,282	239,220
Charles Schwab Corp.	11,314,034	239,179
Marsh & McLennan Cos. Inc.	5,377,272	234,180
BB&T Corp.	6,886,435	232,417
Allstate Corp.	4,534,241	229,206
CME Group Inc.	3,074,443	227,140
Public Storage	1,413,636	226,959
Aon plc	3,008,107	223,923
Chubb Corp.	2,499,957	223,146
Franklin Resources Inc.	3,977,372	201,056
Prologis Inc.	4,878,253	183,520
T. Rowe Price Group Inc.	2,545,110	183,070
HCP Inc.	4,452,662	182,337
McGraw Hill Financial Inc.	2,692,546	176,604
Ventas Inc.	2,868,971	176,442
Ameriprise Financial Inc.	1,935,797	176,312
Equity Residential	3,278,684	175,639
Health Care REIT Inc.	2,805,427	175,003
SunTrust Banks Inc.	5,273,122	170,955
Weyerhaeuser Co.	5,713,985	163,591
Boston Properties Inc.	1,490,971	159,385
Fifth Third Bancorp	8,678,250	156,556
AvalonBay Communities Inc.	1,190,190	151,261
Progressive Corp.	5,411,611	147,358
Vornado Realty Trust	1,701,527	143,030

M&T Bank Corp.	1,272,288	142,394
Loews Corp.	2,993,764	139,929
Hartford Financial Services Group Inc.	4,452,073	138,549
Invesco Ltd.	4,332,554	138,208
Moody's Corp.	1,897,742	133,468
Host Hotels & Resorts Inc.	7,338,484	129,671
* Berkshire Hathaway Inc. Class A	759	129,341
* IntercontinentalExchange Inc.	712,785	129,313
Regions Financial Corp.	13,657,172	126,465
Northern Trust Corp.	2,208,674	120,130
Principal Financial Group Inc.	2,676,232	114,596
Lincoln National Corp.	2,585,787	108,577
SLM Corp.	4,264,346	106,182
KeyCorp	8,909,805	101,572
NYSE Euronext	2,375,842	99,738
XL Group plc Class A	2,797,976	86,234
Leucadia National Corp.	3,064,156	83,468
Kimco Realty Corp.	4,004,986	80,821
Unum Group	2,577,173	78,449
Macerich Co.	1,374,089	77,554
Plum Creek Timber Co. Inc.	1,594,920	74,690
Comerica Inc.	1,808,384	71,088
Cincinnati Financial Corp.	1,440,188	67,919
Huntington Bancshares Inc.	8,111,768	67,003
Torchmark Corp.	895,459	64,786
* CBRE Group Inc. Class A	2,710,933	62,704
* Genworth Financial Inc. Class A	4,831,320	61,793
Zions Bancorporation	1,805,805	49,515
* E*TRADE Financial Corp.	2,809,324	46,354
People's United Financial Inc.	3,142,540	45,190
Hudson City Bancorp Inc.	4,652,252	42,103
Apartment Investment & Management Co. Class A	1,427,998	39,898
Assurant Inc.	733,687	39,692
NASDAQ OMX Group Inc.	1,130,010	36,262
Legg Mason Inc.	1,062,638	35,535
		23,785,152
Health Care (13.0%)
Johnson & Johnson	27,569,474	2,389,998
Pfizer Inc.	64,767,017	1,859,461
Merck & Co. Inc.	28,629,117	1,363,032
* Gilead Sciences Inc.	14,974,372	940,989
Amgen Inc.	7,370,281	825,029
Bristol-Myers Squibb Co.	16,106,394	745,404
UnitedHealth Group Inc.	9,946,634	712,278
AbbVie Inc.	15,510,658	693,792
* Celgene Corp.	4,023,643	619,359
* Biogen Idec Inc.	2,325,213	559,818
Medtronic Inc.	9,758,541	519,642
Abbott Laboratories	15,204,486	504,637
* Express Scripts Holding Co.	7,965,647	492,118
Eli Lilly & Co.	9,699,640	488,183
Baxter International Inc.	5,310,339	348,836
Thermo Fisher Scientific Inc.	3,527,128	325,025
McKesson Corp.	2,236,787	286,980
Covidien plc	4,500,454	274,258
Allergan Inc.	2,903,935	262,661
WellPoint Inc.	2,924,944	244,555

* Regeneron Pharmaceuticals Inc.	763,247	238,797
Aetna Inc.	3,640,535	233,067
* Alexion Pharmaceuticals Inc.	1,913,366	222,257
* Actavis Inc.	1,501,887	216,272
Cigna Corp.	2,767,219	212,688
Stryker Corp.	2,885,728	195,046
Becton Dickinson and Co.	1,900,167	190,055
Cardinal Health Inc.	3,321,244	173,203
* Vertex Pharmaceuticals Inc.	2,277,887	172,709
Agilent Technologies Inc.	3,236,453	165,868
* Boston Scientific Corp.	13,138,716	154,248
Zoetis Inc.	4,892,050	152,241
* Cerner Corp.	2,886,999	151,712
St. Jude Medical Inc.	2,809,885	150,722
* Intuitive Surgical Inc.	388,526	146,191
Humana Inc.	1,530,896	142,878
* Mylan Inc.	3,735,673	142,591
AmerisourceBergen Corp. Class A	2,260,197	138,098
Zimmer Holdings Inc.	1,658,962	136,267
* Life Technologies Corp.	1,689,371	126,416
Perrigo Co.	920,120	113,524
* Forest Laboratories Inc.	2,309,497	98,823
* DaVita HealthCare Partners Inc.	1,725,129	98,160
Quest Diagnostics Inc.	1,484,965	91,756
CR Bard Inc.	773,903	89,154
* Waters Corp.	833,153	88,489
* Laboratory Corp. of America Holdings	880,961	87,338
* Varian Medical Systems Inc.	1,052,572	78,659
* CareFusion Corp.	2,095,928	77,340
* Edwards Lifesciences Corp.	1,097,758	76,437
* Hospira Inc.	1,620,975	63,575
DENTSPLY International Inc.	1,391,246	60,394
PerkinElmer Inc.	1,096,365	41,388
Tenet Healthcare Corp.	994,463	40,962
Patterson Cos. Inc.	814,504	32,743
Warner Chilcott plc Class A	1,212,813	27,713
		19,083,836
Industrials (10.7%)
General Electric Co.	99,628,781	2,380,132
United Technologies Corp.	8,258,139	890,393
Boeing Co.	6,790,474	797,881
3M Co.	6,352,232	758,520
Union Pacific Corp.	4,537,909	704,919
United Parcel Service Inc. Class B	7,068,150	645,817
Honeywell International Inc.	7,678,325	637,608
Caterpillar Inc.	6,224,346	518,924
Emerson Electric Co.	6,990,543	452,288
Danaher Corp.	5,852,350	405,685
Lockheed Martin Corp.	2,637,565	336,421
FedEx Corp.	2,907,208	331,742
Precision Castparts Corp.	1,423,840	323,553
Eaton Corp. plc	4,636,466	319,174
Illinois Tool Works Inc.	4,031,370	307,473
Deere & Co.	3,745,660	304,859
General Dynamics Corp.	3,251,808	284,598
CSX Corp.	9,967,953	256,575
Raytheon Co.	3,155,215	243,172

Norfolk Southern Corp.	3,052,093	236,079
Cummins Inc.	1,703,612	226,359
Northrop Grumman Corp.	2,251,887	214,515
Delta Air Lines Inc.	8,394,030	198,015
PACCAR Inc.	3,463,263	192,765
Waste Management Inc.	4,265,382	175,904
Ingersoll-Rand plc	2,648,077	171,966
Parker Hannifin Corp.	1,459,567	158,684
WW Grainger Inc.	605,158	158,376
Tyco International Ltd.	4,523,101	158,218
Dover Corp.	1,669,921	150,009
Rockwell Automation Inc.	1,356,820	145,098
Stanley Black & Decker Inc.	1,566,269	141,857
Fastenal Co.	2,672,235	134,280
Roper Industries Inc.	970,496	128,950
Pentair Ltd.	1,948,548	126,539
Kansas City Southern	1,077,609	117,847
Fluor Corp.	1,593,889	113,102
AMETEK Inc.	2,387,676	109,881
Southwest Airlines Co.	6,904,250	100,526
* Stericycle Inc.	839,741	96,906
CH Robinson Worldwide Inc.	1,558,365	92,816
Rockwell Collins Inc.	1,319,971	89,573
Expeditors International of Washington Inc.	2,018,065	88,916
Republic Services Inc. Class A	2,654,563	88,556
Flowserve Corp.	1,374,734	85,770
Pall Corp.	1,093,412	84,237
L-3 Communications Holdings Inc.	875,954	82,778
ADT Corp.	1,955,314	79,503
Nielsen Holdings NV	2,101,598	76,603
Textron Inc.	2,742,455	75,719
* Jacobs Engineering Group Inc.	1,285,366	74,783
Masco Corp.	3,492,656	74,324
Equifax Inc.	1,185,800	70,970
* Quanta Services Inc.	2,091,624	57,541
Snap-on Inc.	568,792	56,595
Joy Global Inc.	1,040,013	53,082
Robert Half International Inc.	1,358,336	53,016
Cintas Corp.	1,005,515	51,482
Xylem Inc.	1,813,205	50,643
Iron Mountain Inc.	1,664,580	44,977
Dun & Bradstreet Corp.	379,712	39,433
Pitney Bowes Inc.	1,973,248	35,893
Ryder System Inc.	512,249	30,581
		15,693,401
Information Technology (17.8%)
Apple Inc.	8,887,874	4,237,294
Microsoft Corp.	74,158,315	2,470,213
* Google Inc. Class A	2,736,707	2,397,109
International Business Machines Corp.	10,073,739	1,865,455
Cisco Systems Inc.	52,452,782	1,228,444
Oracle Corp.	34,883,961	1,157,101
QUALCOMM Inc.	16,782,322	1,130,457
Intel Corp.	48,739,673	1,117,113
Visa Inc. Class A	5,050,129	965,080
Mastercard Inc. Class A	1,014,884	682,794
* eBay Inc.	11,398,275	635,910

EMC Corp.	20,357,609	520,340
Accenture plc Class A	6,308,777	464,578
Texas Instruments Inc.	10,773,206	433,837
Hewlett-Packard Co.	18,802,015	394,466
Automatic Data Processing Inc.	4,723,687	341,900
* Yahoo! Inc.	9,283,537	307,842
* Salesforce.com Inc.	5,364,571	278,475
* Cognizant Technology Solutions Corp. Class A	2,948,547	242,135
* Adobe Systems Inc.	4,570,046	237,368
TE Connectivity Ltd.	4,045,994	209,502
Corning Inc.	14,288,158	208,464
Applied Materials Inc.	11,768,120	206,413
Dell Inc.	14,359,263	197,727
Intuit Inc.	2,905,114	192,638
* Micron Technology Inc.	10,160,338	177,501
Symantec Corp.	6,835,292	169,173
Analog Devices Inc.	3,039,916	143,028
NetApp Inc.	3,327,538	141,820
Broadcom Corp. Class A	5,381,785	139,980
SanDisk Corp.	2,352,005	139,968
Motorola Solutions Inc.	2,315,097	137,470
Seagate Technology plc	3,037,301	132,852
Fidelity National Information Services Inc.	2,858,044	132,728
Western Digital Corp.	2,063,771	130,843
* Citrix Systems Inc.	1,833,392	129,456
Paychex Inc.	3,183,027	129,358
* Fiserv Inc.	1,272,874	128,624
Xilinx Inc.	2,605,600	122,098
Amphenol Corp. Class A	1,557,302	120,504
Xerox Corp.	11,335,897	116,646
Altera Corp.	3,123,456	116,068
Western Union Co.	5,395,978	100,689
KLA-Tencor Corp.	1,620,374	98,600
* Juniper Networks Inc.	4,955,137	98,409
CA Inc.	3,207,205	95,158
Linear Technology Corp.	2,280,024	90,426
* Akamai Technologies Inc.	1,741,792	90,051
* Autodesk Inc.	2,180,203	89,759
* Teradata Corp.	1,594,617	88,406
NVIDIA Corp.	5,656,762	88,019
* Red Hat Inc.	1,850,787	85,395
* Lam Research Corp.	1,595,147	81,656
Microchip Technology Inc.	1,930,623	77,785
* Electronic Arts Inc.	2,997,798	76,594
Computer Sciences Corp.	1,443,991	74,712
* VeriSign Inc.	1,319,629	67,156
* F5 Networks Inc.	765,666	65,663
Harris Corp.	1,045,595	62,004
Molex Inc.	1,342,577	51,716
Total System Services Inc.	1,631,284	47,992
FLIR Systems Inc.	1,390,433	43,660
LSI Corp.	5,349,480	41,833
Jabil Circuit Inc.	1,804,881	39,130
* JDS Uniphase Corp.	2,318,713	34,108
* Teradyne Inc.	1,868,968	30,875
* First Solar Inc.	678,626	27,288
		26,177,856

Materials (3.5%)
Monsanto Co.	5,215,652	544,358
EI du Pont de Nemours & Co.	9,034,279	529,047
Dow Chemical Co.	11,840,018	454,657
Praxair Inc.	2,884,625	346,761
Freeport-McMoRan Copper & Gold Inc.	10,154,078	335,897
LyondellBasell Industries NV Class A	4,383,343	320,992
Ecolab Inc.	2,653,689	262,078
PPG Industries Inc.	1,398,220	233,587
Air Products & Chemicals Inc.	2,051,140	218,590
International Paper Co.	4,363,196	195,471
Sherwin-Williams Co.	854,048	155,590
Nucor Corp.	3,113,212	152,610
Mosaic Co.	3,333,044	143,388
Newmont Mining Corp.	4,869,203	136,825
CF Industries Holdings Inc.	560,474	118,165
Eastman Chemical Co.	1,507,955	117,470
Sigma-Aldrich Corp.	1,175,591	100,278
FMC Corp.	1,333,162	95,614
Alcoa Inc.	10,457,053	84,911
Airgas Inc.	646,798	68,593
MeadWestvaco Corp.	1,735,857	66,622
Vulcan Materials Co.	1,271,801	65,892
International Flavors & Fragrances Inc.	799,176	65,772
Ball Corp.	1,418,636	63,668
Sealed Air Corp.	1,916,960	52,122
* Owens-Illinois Inc.	1,608,409	48,284
Avery Dennison Corp.	959,891	41,774
Bemis Co. Inc.	1,007,261	39,293
Allegheny Technologies Inc.	1,053,810	32,162
^ Cliffs Natural Resources Inc.	1,498,813	30,726
^ United States Steel Corp.	1,412,121	29,076
		5,150,273
Telecommunication Services (2.4%)
AT&T Inc.	51,958,107	1,757,223
Verizon Communications Inc.	27,995,867	1,306,287
* Crown Castle International Corp.	2,868,271	209,470
CenturyLink Inc.	5,876,932	184,418
^ Windstream Holdings Inc.	5,801,383	46,411
Frontier Communications Corp.	9,783,786	40,799
		3,544,608
Utilities (3.2%)
Duke Energy Corp.	6,906,135	461,192
Dominion Resources Inc.	5,664,834	353,939
Southern Co.	8,549,769	352,079
NextEra Energy Inc.	4,154,733	333,043
Exelon Corp.	8,380,356	248,394
American Electric Power Co. Inc.	4,762,500	206,454
Sempra Energy	2,222,441	190,241
PPL Corp.	6,180,432	187,762
PG&E Corp.	4,356,889	178,284
Public Service Enterprise Group Inc.	4,949,329	162,981
Consolidated Edison Inc.	2,865,479	158,003
FirstEnergy Corp.	4,091,847	149,148
Edison International	3,187,739	146,827
Xcel Energy Inc.	4,868,284	134,413

Northeast Utilities			3,079,595	127,033
DTE Energy Co.			1,710,537	112,861
Entergy Corp.			1,743,071	110,145
ONEOK Inc.			2,015,974	107,492
CenterPoint Energy Inc.			4,190,588	100,448
NiSource Inc.			3,055,972	94,399
Wisconsin Energy Corp.			2,226,314	89,899
NRG Energy Inc.			3,157,159	86,285
Ameren Corp.			2,372,267	82,650
AES Corp.			6,017,698	79,975
CMS Energy Corp.			2,601,611	68,474
SCANA Corp.			1,368,715	63,016
Pinnacle West Capital Corp.			1,076,370	58,921
AGL Resources Inc.			1,160,506	53,418
Pepco Holdings Inc.			2,437,867	45,003
Integrys Energy Group Inc.			778,968	43,537
TECO Energy Inc.			1,999,347	33,069
				4,619,385
Total Common Stocks (Cost $106,065,340)				146,305,819
	Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.112%		871,972,121	871,972

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.098%	11/6/13	1,700	1,700
[4,6] Federal Home Loan Bank Discount Notes	0.095%	10/4/13	11,000	11,000
[4,5] Freddie Mac Discount Notes	0.073%	11/12/13	800	800
[4,5] Freddie Mac Discount Notes	0.105%	12/9/13	8,500	8,498
[4,5] Freddie Mac Discount Notes	0.125%	12/30/13	7,000	6,998
[4,5] Freddie Mac Discount Notes	0.063%	3/17/14	8,000	7,994
4 United States Treasury Note/Bond	1.750%	3/31/14	2,500	2,521
				39,511
Total Temporary Cash Investments (Cost $911,487)				911,483
Total Investments (100.2%) (Cost $106,976,827)				147,217,302
Other Assets and Liabilities-Net (-0.2%)[3]				(298,549)
Net Assets (100%)				146,918,753

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $45,527,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $48,797,000 of collateral received for securities on loan.
4 Securities with a value of $31,898,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	146,305,819	—	—
Temporary Cash Investments	871,972	39,511	—
Futures Contracts—Assets[1]	182	—	—
Futures Contracts—Liabilities[1]	(5,040)	—	—
Total	147,172,933	39,511	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Institutional Index Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2013	750	431,132	(3,686)
E-mini S&P 500 Index	December 2013	150	223,352	(2,229)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2013, the cost of investment securities for tax purposes was $106,976,827,000. Net unrealized appreciation of investment securities for tax purposes was $40,240,475,000, consisting of unrealized gains of $45,659,838,000 on securities that had risen in value since their purchase and $5,419,363,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments
As of September 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Basic Materials (3.0%)
	EI du Pont de Nemours & Co.	1,628,140	95,344
	Dow Chemical Co.	2,133,774	81,937
	Praxair Inc.	519,917	62,499
	Freeport-McMoRan Copper & Gold Inc.	1,829,934	60,534
	LyondellBasell Industries NV Class A	799,996	58,584
	Ecolab Inc.	478,254	47,232
	PPG Industries Inc.	239,410	39,996
	Air Products & Chemicals Inc.	369,683	39,397
	International Paper Co.	786,468	35,234
	Nucor Corp.	561,423	27,521
	Newmont Mining Corp.	868,982	24,418
	Mosaic Co.	497,904	21,420
	CF Industries Holdings Inc.	101,030	21,300
	Eastman Chemical Co.	272,449	21,224
	Sigma-Aldrich Corp.	212,194	18,100
	FMC Corp.	240,639	17,259
	Alcoa Inc.	1,887,232	15,324
	Celanese Corp. Class A	281,516	14,861
	CONSOL Energy Inc.	403,945	13,593
	Ashland Inc.	138,975	12,852
	Airgas Inc.	116,755	12,382
	International Flavors & Fragrances Inc.	144,262	11,873
*	WR Grace & Co.	128,508	11,232
	Reliance Steel & Aluminum Co.	129,164	9,464
	Albemarle Corp.	143,679	9,043
	Rockwood Holdings Inc.	131,938	8,827
	RPM International Inc.	234,399	8,485
	Peabody Energy Corp.	476,278	8,216
	Avery Dennison Corp.	175,258	7,627
	Huntsman Corp.	340,819	7,024
	Steel Dynamics Inc.	370,219	6,186
	Allegheny Technologies Inc.	190,845	5,825
	Cliffs Natural Resources Inc.	270,276	5,541
	NewMarket Corp.	18,817	5,418
^	United States Steel Corp.	255,761	5,266
	Royal Gold Inc.	108,023	5,256
	Cytec Industries Inc.	64,545	5,251
	Carpenter Technology Corp.	88,685	5,153
	PolyOne Corp.	166,452	5,112
	Axiall Corp.	123,355	4,662
	Domtar Corp.	58,311	4,631
	Compass Minerals International Inc.	59,059	4,504
	Cabot Corp.	101,644	4,341
	Sensient Technologies Corp.	88,481	4,237
*	Chemtura Corp.	174,580	4,014
	HB Fuller Co.	88,760	4,011
	Westlake Chemical Corp.	35,474	3,713
	Commercial Metals Co.	206,550	3,501
*,^ Polypore International Inc.		82,171	3,367

	Olin Corp.	141,678	3,268
	Worthington Industries Inc.	94,104	3,240
	KapStone Paper and Packaging Corp.	71,659	3,067
	Minerals Technologies Inc.	61,532	3,038
	Balchem Corp.	52,961	2,741
	Tronox Ltd. Class A	110,028	2,692
*	Alpha Natural Resources Inc.	421,829	2,514
	Kaiser Aluminum Corp.	31,613	2,252
*	Stillwater Mining Co.	198,161	2,182
*	Coeur Mining Inc.	180,925	2,180
*	Calgon Carbon Corp.	113,600	2,157
	PH Glatfelter Co.	78,960	2,137
*	Clearwater Paper Corp.	44,294	2,116
	AMCOL International Corp.	61,890	2,023
*	Resolute Forest Products Inc.	150,212	1,986
	Boise Inc.	157,275	1,982
*	Ferro Corp.	217,474	1,981
*	SunCoke Energy Inc.	113,623	1,932
	Arch Coal Inc.	461,268	1,896
	Innophos Holdings Inc.	35,848	1,892
	Innospec Inc.	40,530	1,891
*	OM Group Inc.	52,245	1,765
	Quaker Chemical Corp.	22,411	1,637
	Walter Energy Inc.	115,280	1,617
*	Cloud Peak Energy Inc.	109,957	1,613
	Hecla Mining Co.	512,683	1,610
	Globe Specialty Metals Inc.	102,760	1,583
*	RTI International Metals Inc.	48,286	1,547
	American Vanguard Corp.	53,667	1,445
	Neenah Paper Inc.	36,687	1,442
	Intrepid Potash Inc.	89,697	1,406
	Stepan Co.	23,367	1,349
	Aceto Corp.	86,271	1,348
*,^ AK Steel Holding Corp.		335,953	1,260
	Koppers Holdings Inc.	27,930	1,191
*	Kraton Performance Polymers Inc.	59,684	1,169
*,^ Molycorp Inc.		167,162	1,097
	Haynes International Inc.	23,229	1,053
	A Schulman Inc.	33,583	989
	Tredegar Corp.	37,730	981
	Deltic Timber Corp.	14,049	915
*	Century Aluminum Co.	112,077	902
^	US Silica Holdings Inc.	35,172	876
*	Allied Nevada Gold Corp.	189,611	793
*	Cambrex Corp.	59,822	790
*	American Pacific Corp.	14,219	779
	Kronos Worldwide Inc.	48,064	744
	Hawkins Inc.	19,323	729
*	Horsehead Holding Corp.	58,000	723
*	Zoltek Cos. Inc.	41,921	700
	Ampco-Pittsburgh Corp.	39,036	699
*	LSB Industries Inc.	19,887	667
*	OMNOVA Solutions Inc.	74,997	641
	Rentech Inc.	295,689	585
	Wausau Paper Corp.	42,028	546
	Olympic Steel Inc.	19,107	531
*	General Moly Inc.	303,914	501

	Chase Corp.	15,907	467
	Zep Inc.	22,334	363
	Gold Resource Corp.	53,834	357
	Friedman Industries Inc.	29,963	300
*	Universal Stainless & Alloy Products Inc.	7,933	258
	KMG Chemicals Inc.	11,716	258
*,^ Paramount Gold and Silver Corp.		194,400	251
*	Penford Corp.	16,920	242
*,^ Golden Minerals Co.		243,316	231
*	Senomyx Inc.	59,255	209
	FutureFuel Corp.	10,279	185
	Noranda Aluminum Holding Corp.	50,206	123
*	Westmoreland Coal Co.	9,200	121
	TMS International Corp. Class A	6,623	115
*	James River Coal Co.	55,876	111
*	Codexis Inc.	54,399	96
	NL Industries Inc.	4,487	51
^	USEC Inc.	4,838	51
	Great Northern Iron Ore Properties	660	46
*	Solitario Exploration & Royalty Corp.	51,937	45
*	Uni-Pixel Inc.	2,531	45
*	Material Sciences Corp.	3,742	35
*	Verso Paper Corp.	45,739	35
*	Ikonics Corp.	1,469	27
*	Mines Management Inc.	48,299	27
	United-Guardian Inc.	850	22
*	Metabolix Inc.	14,335	18
*	Comstock Mining Inc.	9,200	17
*	Handy & Harman Ltd.	597	14
*	Northern Technologies International Corp.	600	10
*	Midway Gold Corp.	9,116	9
*	TOR Minerals International Inc.	682	8
*	Uranium Resources Inc.	1,071	3
*	Uranerz Energy Corp.	681	1
			1,004,332
Consumer Goods (10.1%)
	Procter & Gamble Co.	4,828,019	364,950
	Coca-Cola Co.	7,034,509	266,467
	Philip Morris International Inc.	2,711,038	234,749
	PepsiCo Inc.	2,719,106	216,169
	Altria Group Inc.	3,534,046	121,394
	Ford Motor Co.	6,821,105	115,072
	Mondelez International Inc. Class A	3,139,499	98,643
	Monsanto Co.	939,986	98,106
	Colgate-Palmolive Co.	1,638,331	97,153
	NIKE Inc. Class B	1,257,046	91,312
	Kimberly-Clark Corp.	675,731	63,667
	Kraft Foods Group Inc.	1,050,066	55,065
	General Mills Inc.	1,132,614	54,275
*	General Motors Co.	1,464,274	52,670
	Johnson Controls Inc.	1,206,263	50,060
	Archer-Daniels-Midland Co.	1,162,303	42,819
	Delphi Automotive plc	549,190	32,084
	VF Corp.	155,116	30,876
	Kellogg Co.	511,294	30,028
	Lorillard Inc.	663,908	29,730
	Estee Lauder Cos. Inc. Class A	420,615	29,401

Reynolds American Inc.	576,640	28,129
Coach Inc.	497,441	27,125
* Tesla Motors Inc.	139,354	26,954
Mead Johnson Nutrition Co.	357,116	26,519
Stanley Black & Decker Inc.	284,370	25,755
Mattel Inc.	607,615	25,435
Harley-Davidson Inc.	393,997	25,310
Hershey Co.	258,116	23,876
ConAgra Foods Inc.	744,466	22,587
Genuine Parts Co.	259,483	20,990
BorgWarner Inc.	203,022	20,584
Whirlpool Corp.	139,837	20,478
Clorox Co.	231,379	18,908
Bunge Ltd.	246,857	18,739
JM Smucker Co.	176,212	18,509
Beam Inc.	285,731	18,473
Coca-Cola Enterprises Inc.	448,060	18,017
Ralph Lauren Corp. Class A	107,323	17,679
PVH Corp.	142,966	16,969
Dr Pepper Snapple Group Inc.	359,192	16,099
* LKQ Corp.	503,230	16,033
* Green Mountain Coffee Roasters Inc.	212,803	16,030
* Constellation Brands Inc. Class A	276,445	15,868
Avon Products Inc.	765,167	15,762
Polaris Industries Inc.	115,427	14,911
* TRW Automotive Holdings Corp.	206,847	14,750
Church & Dwight Co. Inc.	244,381	14,675
* Mohawk Industries Inc.	108,731	14,162
Tyson Foods Inc. Class A	500,765	14,162
Newell Rubbermaid Inc.	508,384	13,981
* Monster Beverage Corp.	265,760	13,886
Campbell Soup Co.	331,674	13,502
* Lululemon Athletica Inc.	182,504	13,339
Activision Blizzard Inc.	790,407	13,176
* Electronic Arts Inc.	514,167	13,137
McCormick & Co. Inc.	200,787	12,991
Molson Coors Brewing Co. Class B	252,185	12,642
Brown-Forman Corp. Class B	182,468	12,432
* Under Armour Inc. Class A	142,610	11,330
Hanesbrands Inc.	174,755	10,889
* Jarden Corp.	213,543	10,335
Snap-on Inc.	102,728	10,221
Lear Corp.	142,338	10,187
PulteGroup Inc.	616,599	10,174
Energizer Holdings Inc.	110,008	10,027
DR Horton Inc.	512,586	9,960
Hormel Foods Corp.	232,956	9,812
* Goodyear Tire & Rubber Co.	434,043	9,744
Hasbro Inc.	206,141	9,718
Herbalife Ltd.	136,418	9,518
Lennar Corp. Class A	263,260	9,319
* WABCO Holdings Inc.	110,592	9,319
* Fossil Group Inc.	79,767	9,272
Ingredion Inc.	136,852	9,056
Nu Skin Enterprises Inc. Class A	93,278	8,930
* Toll Brothers Inc.	268,488	8,707
Harman International Industries Inc.	120,305	7,968

Leggett & Platt Inc.	251,305	7,577
Carter's Inc.	99,401	7,544
Tupperware Brands Corp.	83,692	7,228
* Middleby Corp.	33,742	7,049
* NVR Inc.	7,365	6,770
Flowers Foods Inc.	312,807	6,707
Hillshire Brands Co.	217,907	6,698
* Visteon Corp.	88,441	6,690
Brunswick Corp.	160,020	6,386
Gentex Corp.	242,111	6,196
* Hain Celestial Group Inc.	79,993	6,169
* WhiteWave Foods Co. Class A	305,767	6,106
Dana Holding Corp.	259,109	5,918
* Tenneco Inc.	107,968	5,452
* Fifth & Pacific Cos. Inc.	216,916	5,451
Wolverine World Wide Inc.	84,262	4,907
* Tempur Sealy International Inc.	106,997	4,704
Thor Industries Inc.	79,682	4,625
Scotts Miracle-Gro Co. Class A	82,087	4,517
* Darling International Inc.	208,494	4,412
Pool Corp.	78,276	4,394
* TreeHouse Foods Inc.	61,039	4,079
* Steven Madden Ltd.	73,442	3,953
* Zynga Inc. Class A	1,043,392	3,840
* Deckers Outdoor Corp.	58,131	3,832
* Boston Beer Co. Inc. Class A	15,570	3,802
Cooper Tire & Rubber Co.	109,947	3,386
Ryland Group Inc.	81,762	3,315
B&G Foods Inc.	93,629	3,235
Schweitzer-Mauduit International Inc.	52,677	3,189
* Iconix Brand Group Inc.	95,443	3,171
Dean Foods Co.	157,610	3,042
HNI Corp.	80,369	2,908
Herman Miller Inc.	98,746	2,881
Andersons Inc.	40,889	2,858
Lancaster Colony Corp.	36,273	2,840
Interface Inc. Class A	138,984	2,757
Dorman Products Inc.	55,041	2,727
KB Home	148,115	2,669
* TiVo Inc.	212,708	2,646
Snyders-Lance Inc.	89,875	2,593
Spectrum Brands Holdings Inc.	37,731	2,484
* Meritage Homes Corp.	57,712	2,479
* American Axle & Manufacturing Holdings Inc.	121,037	2,387
Sanderson Farms Inc.	36,498	2,381
* Take-Two Interactive Software Inc.	129,439	2,351
* Select Comfort Corp.	92,887	2,262
Steelcase Inc. Class A	135,854	2,258
* Post Holdings Inc.	54,814	2,213
MDC Holdings Inc.	73,330	2,201
* Helen of Troy Ltd.	48,899	2,161
* G-III Apparel Group Ltd.	38,759	2,116
Jones Group Inc.	139,141	2,089
Universal Corp.	40,946	2,085
* iRobot Corp.	54,828	2,065
Drew Industries Inc.	45,232	2,060
* Standard Pacific Corp.	258,058	2,041

J&J Snack Foods Corp.	25,083	2,025
Movado Group Inc.	45,950	2,010
Briggs & Stratton Corp.	99,843	2,009
La-Z-Boy Inc.	88,194	2,003
* Crocs Inc.	147,151	2,003
Fresh Del Monte Produce Inc.	66,679	1,979
Arctic Cat Inc.	31,819	1,815
Cal-Maine Foods Inc.	35,210	1,694
* Elizabeth Arden Inc.	45,048	1,663
Ethan Allen Interiors Inc.	59,323	1,653
Knoll Inc.	92,803	1,572
Inter Parfums Inc.	52,140	1,564
* Skechers U.S.A. Inc. Class A	48,622	1,513
Columbia Sportswear Co.	24,945	1,502
Vector Group Ltd.	91,465	1,473
WD-40 Co.	22,291	1,447
* Boulder Brands Inc.	89,742	1,439
* ACCO Brands Corp.	216,038	1,435
* Federal-Mogul Corp.	82,333	1,382
Oxford Industries Inc.	19,939	1,355
Standard Motor Products Inc.	42,114	1,354
* Chiquita Brands International Inc.	105,386	1,334
* Pilgrim's Pride Corp.	74,835	1,256
* Unifi Inc.	53,590	1,252
* Winnebago Industries Inc.	47,212	1,226
* Medifast Inc.	44,323	1,192
* Tumi Holdings Inc.	58,875	1,186
* Blount International Inc.	95,099	1,152
* Quiksilver Inc.	161,250	1,134
* Maidenform Brands Inc.	47,343	1,112
Seaboard Corp.	404	1,110
* Coty Inc. Class A	67,885	1,100
* Cavco Industries Inc.	19,233	1,095
* USANA Health Sciences Inc.	12,367	1,073
* Jamba Inc.	78,860	1,055
* Modine Manufacturing Co.	72,117	1,055
* Diamond Foods Inc.	44,706	1,054
* Gentherm Inc.	54,981	1,049
Pinnacle Foods Inc.	38,596	1,022
Beazer Homes USA Inc.	55,567	1,000
Callaway Golf Co.	139,475	993
Tootsie Roll Industries Inc.	31,863	982
* Dole Food Co. Inc.	71,957	980
Titan International Inc.	61,015	893
Bassett Furniture Industries Inc.	54,931	889
* Fuel Systems Solutions Inc.	42,765	841
* LeapFrog Enterprises Inc.	82,851	780
Coca-Cola Bottling Co. Consolidated	12,073	756
* Taylor Morrison Home Corp. Class A	32,360	733
* Alliance One International Inc.	242,577	706
Lennar Corp. Class B	24,500	702
Alico Inc.	16,961	698
* DTS Inc.	32,927	691
Calavo Growers Inc.	22,676	686
Nutrisystem Inc.	47,474	683
John B Sanfilippo & Son Inc.	29,175	677
* Hovnanian Enterprises Inc. Class A	126,628	662

*	Annie's Inc.	13,326	654
	Perry Ellis International Inc.	34,725	654
*	Vera Bradley Inc.	31,393	645
*	Universal Electronics Inc.	17,849	643
*	Farmer Bros Co.	39,937	601
*	Revlon Inc. Class A	20,904	581
*	Nautilus Inc.	78,852	569
^	Blyth Inc.	40,974	567
*	Central Garden and Pet Co. Class A	79,847	547
*	M/I Homes Inc.	25,860	533
	Superior Industries International Inc.	29,758	531
	Flexsteel Industries Inc.	20,912	522
	Cherokee Inc.	37,406	487
*	Dixie Group Inc.	42,157	470
*	Motorcar Parts of America Inc.	36,598	464
	Female Health Co.	42,982	424
*	RealD Inc.	57,908	405
*	Central Garden and Pet Co.	56,888	401
	Marine Products Corp.	43,390	394
	Culp Inc.	19,418	363
*	Omega Protein Corp.	35,618	362
	National Presto Industries Inc.	4,899	345
*,^ Star Scientific Inc.		174,356	333
*	Libbey Inc.	13,412	319
*	Stoneridge Inc.	28,131	304
*	Costa Inc.	15,768	300
	National Beverage Corp.	16,399	293
	Lifeway Foods Inc.	20,817	281
*	Ceres Inc.	178,234	266
	JAKKS Pacific Inc.	54,838	246
	Shiloh Industries Inc.	18,708	245
	Weyco Group Inc.	8,341	236
	Limoneira Co.	9,066	233
*	S&W Seed Co.	27,184	228
	Hooker Furniture Corp.	15,189	227
	Strattec Security Corp.	5,741	220
*	Inventure Foods Inc.	18,959	199
*	American Apparel Inc.	137,863	179
	Griffin Land & Nurseries Inc.	5,455	175
	Oil-Dri Corp. of America	5,175	175
*,^ Coffee Holding Co. Inc.		27,694	162
	Nutraceutical International Corp.	5,963	142
	Lifetime Brands Inc.	8,735	134
*	Black Diamond Inc.	10,577	129
	LS Starrett Co. Class A	11,175	123
*	Mannatech Inc.	5,024	121
	Escalade Inc.	13,247	114
*	Zagg Inc.	25,048	113
*,^ Comstock Holding Cos. Inc. Class A		61,581	111
*	Core Molding Technologies Inc.	11,460	110
*	Johnson Outdoors Inc. Class A	4,006	107
*	LoJack Corp.	30,922	99
*	Lifevantage Corp.	35,842	85
*	Glu Mobile Inc.	28,919	81
*	Primo Water Corp.	33,817	81
*	Delta Apparel Inc.	4,553	75
*	Skullcandy Inc.	11,413	71

*	Craft Brew Alliance Inc.	5,011	67
*	Natural Alternatives International Inc.	11,466	66
*	Majesco Entertainment Co.	104,462	57
*	Stanley Furniture Co. Inc.	15,291	57
*	Quantum Fuel Systems Technologies Worldwide Inc.	17,562	56
*	Kid Brands Inc.	37,410	55
*	Seneca Foods Corp. Class A	1,806	54
	Nature's Sunshine Products Inc.	2,785	53
	MGP Ingredients Inc.	9,902	52
*	Summer Infant Inc.	15,000	42
	CCA Industries Inc.	11,733	40
	Rocky Brands Inc.	2,299	40
	RG Barry Corp.	2,074	39
*	Tower International Inc.	1,908	38
*	Emerson Radio Corp.	17,970	34
	Orchids Paper Products Co.	1,003	28
	Reliv International Inc.	10,512	28
*	WCI Communities Inc.	1,200	21
*,^ Clean Diesel Technologies Inc.		14,310	20
*	Skyline Corp.	3,395	17
	Acme United Corp.	900	14
	Crown Crafts Inc.	1,800	13
*	Virco Manufacturing Corp.	6,142	13
	Compx International Inc.	965	13
*	US Auto Parts Network Inc.	8,487	11
*	Willamette Valley Vineyards Inc.	1,400	8
*	Cyanotech Corp.	597	3
	Golden Enterprises Inc.	655	3
*	Joe's Jeans Inc.	398	—
*	Crystal Rock Holdings Inc.	80	—
			3,364,726
Consumer Services (13.3%)
	Wal-Mart Stores Inc.	2,869,850	212,254
*	Amazon.com Inc.	644,424	201,473
	Comcast Corp. Class A	4,319,481	195,025
	Home Depot Inc.	2,525,549	191,563
	Walt Disney Co.	2,834,697	182,810
	McDonald's Corp.	1,762,562	169,576
	CVS Caremark Corp.	2,165,783	122,908
*	eBay Inc.	2,054,151	114,601
	Twenty-First Century Fox Inc.	3,369,082	112,864
	Time Warner Inc.	1,540,957	101,410
	Starbucks Corp.	1,258,613	96,875
*	priceline.com Inc.	90,804	91,798
	Costco Wholesale Corp.	769,957	88,637
	Lowe's Cos. Inc.	1,854,474	88,292
	Walgreen Co.	1,499,573	80,677
	Target Corp.	1,112,754	71,194
	TJX Cos. Inc.	1,201,063	67,728
	Viacom Inc. Class B	768,646	64,243
	Time Warner Cable Inc.	503,876	56,233
	Yum! Brands Inc.	786,769	56,167
	CBS Corp. Class B	1,009,440	55,681
*	DIRECTV	919,574	54,945
	McKesson Corp.	403,183	51,728
	Las Vegas Sands Corp.	653,953	43,436
	Whole Foods Market Inc.	656,945	38,431

Delta Air Lines Inc.	1,512,885	35,689
Kroger Co.	868,521	35,036
Sysco Corp.	1,046,718	33,317
* Dollar General Corp.	570,606	32,216
Cardinal Health Inc.	600,575	31,320
* Netflix Inc.	98,710	30,522
Omnicom Group Inc.	460,253	29,198
Macy's Inc.	663,439	28,707
* Bed Bath & Beyond Inc.	364,914	28,230
Carnival Corp.	834,599	27,241
Ross Stores Inc.	366,913	26,711
L Brands Inc.	434,537	26,550
* AutoZone Inc.	59,497	25,151
AmerisourceBergen Corp. Class A	407,204	24,880
* Chipotle Mexican Grill Inc. Class A	54,434	23,336
* O'Reilly Automotive Inc.	181,911	23,210
* Liberty Media Corp. Class A	156,222	22,988
Starwood Hotels & Resorts Worldwide Inc.	343,713	22,840
Wynn Resorts Ltd.	142,741	22,555
* Discovery Communications Inc. Class A	259,778	21,930
* Dollar Tree Inc.	373,641	21,357
* Liberty Interactive Corp. Class A	867,125	20,351
Gap Inc.	494,744	19,928
* United Continental Holdings Inc.	627,854	19,281
* CarMax Inc.	394,512	19,122
Sirius XM Radio Inc.	4,929,566	19,077
Southwest Airlines Co.	1,246,062	18,143
Best Buy Co. Inc.	479,668	17,988
Kohl's Corp.	344,862	17,847
Staples Inc.	1,166,264	17,086
Tractor Supply Co.	246,489	16,557
DISH Network Corp. Class A	365,836	16,466
* Hertz Global Holdings Inc.	708,366	15,697
* Charter Communications Inc. Class A	116,320	15,675
* TripAdvisor Inc.	195,292	14,811
Marriott International Inc. Class A	350,618	14,747
Tiffany & Co.	191,995	14,711
Nielsen Holdings NV	399,667	14,568
Wyndham Worldwide Corp.	238,904	14,566
Nordstrom Inc.	257,923	14,495
PetSmart Inc.	183,320	13,980
* News Corp. Class A	860,615	13,822
Safeway Inc.	426,016	13,628
* MGM Resorts International	647,831	13,242
Interpublic Group of Cos. Inc.	753,299	12,942
H&R Block Inc.	483,483	12,890
* Ulta Salon Cosmetics & Fragrance Inc.	106,879	12,768
Comcast Corp.	291,952	12,662
Family Dollar Stores Inc.	172,454	12,420
* Discovery Communications Inc.	149,655	11,691
* IHS Inc. Class A	98,641	11,263
Scripps Networks Interactive Inc. Class A	139,246	10,877
Gannett Co. Inc.	404,283	10,831
Darden Restaurants Inc.	229,946	10,644
Advance Auto Parts Inc.	128,642	10,636
Omnicare Inc.	184,525	10,241
Signet Jewelers Ltd.	142,319	10,197

	GameStop Corp. Class A	198,567	9,859
	Expedia Inc.	184,703	9,566
	Dick's Sporting Goods Inc.	177,589	9,480
	Foot Locker Inc.	266,158	9,033
	Royal Caribbean Cruises Ltd.	232,689	8,907
	International Game Technology	460,193	8,711
	Dunkin' Brands Group Inc.	187,824	8,501
	GNC Holdings Inc. Class A	155,560	8,498
	Williams-Sonoma Inc.	146,110	8,211
	FactSet Research Systems Inc.	73,526	8,022
*	Panera Bread Co. Class A	49,687	7,877
*	Groupon Inc.	702,530	7,875
*	Sally Beauty Holdings Inc.	298,433	7,807
	Alaska Air Group Inc.	123,591	7,739
*	Rite Aid Corp.	1,605,950	7,644
	Dun & Bradstreet Corp.	70,219	7,292
*	Urban Outfitters Inc.	195,188	7,177
*	AMC Networks Inc. Class A	102,093	6,991
	Domino's Pizza Inc.	98,954	6,724
*	Pandora Media Inc.	267,299	6,717
*	Lamar Advertising Co. Class A	141,183	6,640
	Service Corp. International	355,867	6,626
*	Copart Inc.	199,337	6,337
*	Madison Square Garden Co. Class A	106,237	6,169
*	AutoNation Inc.	117,949	6,153
*	US Airways Group Inc.	322,357	6,112
	Cablevision Systems Corp. Class A	358,035	6,029
	Sotheby's	120,735	5,932
	Cinemark Holdings Inc.	183,297	5,818
*	Penn National Gaming Inc.	104,570	5,789
*	United Natural Foods Inc.	82,814	5,567
*	Avis Budget Group Inc.	191,013	5,507
	DSW Inc. Class A	61,634	5,259
	KAR Auction Services Inc.	182,851	5,158
*	Cabela's Inc.	81,094	5,111
	Casey's General Stores Inc.	67,844	4,987
*	Starz	176,661	4,969
*	Lumber Liquidators Holdings Inc.	46,086	4,915
	Abercrombie & Fitch Co.	138,509	4,899
	Brinker International Inc.	117,114	4,747
	Washington Post Co. Class B	7,737	4,730
*	Bally Technologies Inc.	65,355	4,710
	Chico's FAS Inc.	271,934	4,530
*,^ JC Penney Co. Inc.		511,175	4,509
*	Live Nation Entertainment Inc.	242,875	4,505
*,^ Sears Holdings Corp.		75,362	4,495
*	Ascena Retail Group Inc.	225,280	4,490
*	Yelp Inc.	66,523	4,403
	Vail Resorts Inc.	63,453	4,402
*	Spirit Airlines Inc.	128,455	4,402
	Sinclair Broadcast Group Inc. Class A	130,048	4,359
	Cracker Barrel Old Country Store Inc.	41,990	4,335
	Harris Teeter Supermarkets Inc.	87,588	4,308
*	Lions Gate Entertainment Corp.	121,293	4,251
	Wendy's Co.	487,420	4,133
	American Eagle Outfitters Inc.	289,809	4,054
	Cheesecake Factory Inc.	90,577	3,981

* VCA Antech Inc.	140,873	3,868
Dillard's Inc. Class A	48,374	3,788
John Wiley & Sons Inc. Class A	78,999	3,767
* Acxiom Corp.	131,189	3,724
Six Flags Entertainment Corp.	109,670	3,706
* Buffalo Wild Wings Inc.	33,235	3,696
Rent-A-Center Inc.	96,497	3,677
* Big Lots Inc.	98,160	3,641
Burger King Worldwide Inc.	186,483	3,640
* Shutterfly Inc.	63,481	3,547
* Apollo Group Inc. Class A	169,278	3,523
* Life Time Fitness Inc.	68,389	3,520
* Hyatt Hotels Corp. Class A	80,643	3,464
* Express Inc.	142,892	3,371
Aaron's Inc.	121,191	3,357
* Five Below Inc.	76,600	3,351
Pier 1 Imports Inc.	170,148	3,321
* Grand Canyon Education Inc.	81,567	3,286
* Fresh Market Inc.	68,522	3,242
* DreamWorks Animation SKG Inc. Class A	113,734	3,237
* Murphy USA Inc.	79,399	3,207
* Beacon Roofing Supply Inc.	86,618	3,194
CST Brands Inc.	106,902	3,186
* Jack in the Box Inc.	78,278	3,131
Guess? Inc.	104,762	3,127
Rollins Inc.	116,409	3,086
Penske Automotive Group Inc.	71,808	3,068
Bob Evans Farms Inc.	53,533	3,066
PriceSmart Inc.	32,148	3,062
HSN Inc.	56,520	3,031
Group 1 Automotive Inc.	38,785	3,013
* SUPERVALU Inc.	364,287	2,998
* Asbury Automotive Group Inc.	55,220	2,938
Texas Roadhouse Inc. Class A	111,691	2,935
Morningstar Inc.	36,976	2,931
Hillenbrand Inc.	105,953	2,900
Meredith Corp.	60,894	2,900
Men's Wearhouse Inc.	84,439	2,875
* ANN Inc.	79,142	2,867
Dolby Laboratories Inc. Class A	82,828	2,858
Lithia Motors Inc. Class A	39,025	2,847
* Restoration Hardware Holdings Inc.	44,930	2,846
Allegiant Travel Co. Class A	26,985	2,843
* JetBlue Airways Corp.	423,292	2,819
* New York Times Co. Class A	223,735	2,812
* Norwegian Cruise Line Holdings Ltd.	90,355	2,787
Buckle Inc.	51,208	2,768
* HomeAway Inc.	98,293	2,752
* Saks Inc.	172,361	2,747
DeVry Inc.	88,861	2,716
Regal Entertainment Group Class A	140,407	2,665
* ValueClick Inc.	127,545	2,659
* Genesco Inc.	40,120	2,631
* Hibbett Sports Inc.	45,937	2,579
Churchill Downs Inc.	29,122	2,520
* AFC Enterprises Inc.	56,828	2,477
* Orient-Express Hotels Ltd. Class A	189,626	2,461

* Pinnacle Entertainment Inc.	97,399	2,440
Monro Muffler Brake Inc.	52,267	2,430
* WMS Industries Inc.	92,852	2,410
* OpenTable Inc.	34,023	2,381
Weight Watchers International Inc.	62,279	2,327
Belo Corp. Class A	169,064	2,316
Brown Shoe Co. Inc.	98,504	2,312
Chemed Corp.	31,581	2,258
Twenty-First Century Fox Inc.	67,534	2,256
* Children's Place Retail Stores Inc.	38,863	2,249
* Krispy Kreme Doughnuts Inc.	115,569	2,235
Valassis Communications Inc.	77,298	2,232
* Office Depot Inc.	462,025	2,232
* Vitamin Shoppe Inc.	50,277	2,200
* Angie's List Inc.	96,906	2,180
* WebMD Health Corp.	75,114	2,148
* Ascent Capital Group Inc. Class A	26,424	2,130
* Jos A Bank Clothiers Inc.	47,967	2,109
Papa John's International Inc.	30,104	2,104
Finish Line Inc. Class A	83,640	2,080
* Conn's Inc.	40,820	2,043
Choice Hotels International Inc.	47,026	2,031
CEC Entertainment Inc.	43,182	1,980
* Marriott Vacations Worldwide Corp.	44,874	1,974
* Constant Contact Inc.	81,535	1,932
AMERCO	10,214	1,881
* Susser Holdings Corp.	34,911	1,856
* Scientific Games Corp. Class A	110,312	1,784
Scholastic Corp.	61,519	1,763
* Boyd Gaming Corp.	124,242	1,758
Interval Leisure Group Inc.	73,647	1,740
* Francesca's Holdings Corp.	91,799	1,711
* Liquidity Services Inc.	50,100	1,681
Matthews International Corp. Class A	43,981	1,675
* SHFL Entertainment Inc.	71,488	1,644
* Red Robin Gourmet Burgers Inc.	22,723	1,616
DineEquity Inc.	23,215	1,602
* Biglari Holdings Inc.	3,876	1,600
* Denny's Corp.	258,922	1,585
Stewart Enterprises Inc. Class A	120,152	1,579
Nexstar Broadcasting Group Inc. Class A	35,214	1,567
* Bloomin' Brands Inc.	66,284	1,565
* Capella Education Co.	27,503	1,556
Cato Corp. Class A	55,296	1,547
* Clean Energy Fuels Corp.	116,734	1,492
OfficeMax Inc.	115,964	1,483
National CineMedia Inc.	76,303	1,439
* BJ's Restaurants Inc.	49,469	1,421
* American Public Education Inc.	37,490	1,417
International Speedway Corp. Class A	43,795	1,415
Regis Corp.	93,866	1,378
* Pep Boys-Manny Moe & Jack	104,586	1,304
* Multimedia Games Holding Co. Inc.	37,563	1,298
SkyWest Inc.	88,501	1,285
* Carmike Cinemas Inc.	58,144	1,284
* Aeropostale Inc.	133,279	1,253
* Caesars Entertainment Corp.	63,209	1,246

* Sonic Corp.	69,555	1,235
* SolarCity Corp.	35,128	1,215
* Rush Enterprises Inc. Class A	45,305	1,201
Carriage Services Inc. Class A	59,816	1,160
* K12 Inc.	36,454	1,126
* Blue Nile Inc.	27,370	1,120
* America's Car-Mart Inc.	24,768	1,117
* Digital Generation Inc.	86,064	1,113
* Overstock.com Inc.	37,384	1,109
* Barnes & Noble Inc.	81,523	1,055
* Bankrate Inc.	50,285	1,034
Nash Finch Co.	38,525	1,017
* ITT Educational Services Inc.	32,637	1,012
Ingles Markets Inc. Class A	34,931	1,004
* comScore Inc.	34,457	998
Sonic Automotive Inc. Class A	41,616	990
* Clear Channel Outdoor Holdings Inc. Class A	120,248	986
* rue21 inc	24,282	980
SeaWorld Entertainment Inc.	33,051	979
* Tuesday Morning Corp.	63,753	974
* Sprouts Farmers Market Inc.	21,782	967
Haverty Furniture Cos. Inc.	39,279	964
PetMed Express Inc.	58,847	959
Weis Markets Inc.	19,554	957
AH Belo Corp. Class A	119,530	938
* Cumulus Media Inc. Class A	176,564	936
* hhgregg Inc.	52,111	933
* Gray Television Inc.	118,418	930
* XO Group Inc.	69,131	893
Strayer Education Inc.	21,214	881
Big 5 Sporting Goods Corp.	53,927	867
* Steiner Leisure Ltd.	14,618	854
Core-Mark Holding Co. Inc.	12,751	847
* Fiesta Restaurant Group Inc.	22,280	839
Marchex Inc. Class B	110,294	803
* Bright Horizons Family Solutions Inc.	22,373	802
* Christopher & Banks Corp.	109,881	792
* Stamps.com Inc.	17,056	783
* Hawaiian Holdings Inc.	104,897	780
Fred's Inc. Class A	49,757	779
Harte-Hanks Inc.	88,173	779
bebe stores inc	124,638	759
* Republic Airways Holdings Inc.	62,776	747
Town Sports International Holdings Inc.	57,535	747
* Demand Media Inc.	117,414	742
* Tile Shop Holdings Inc.	24,203	714
Stage Stores Inc.	36,773	706
* Ruby Tuesday Inc.	94,012	705
* Build-A-Bear Workshop Inc.	97,303	679
* Fairway Group Holdings Corp.	26,285	672
* Zumiez Inc.	23,621	650
* Citi Trends Inc.	35,892	627
* Kirkland's Inc.	33,879	625
* Pantry Inc.	55,577	616
* Natural Grocers by Vitamin Cottage Inc.	14,595	579
* Destination XL Group Inc.	88,423	572
CSS Industries Inc.	23,806	572

*	EW Scripps Co. Class A	31,032	569
*	Avid Technology Inc.	93,818	563
	Destination Maternity Corp.	17,667	562
*,^ RadioShack Corp.		160,675	548
*	Isle of Capri Casinos Inc.	71,209	538
*	Titan Machinery Inc.	33,280	535
	Einstein Noah Restaurant Group Inc.	30,853	534
*	Autobytel Inc.	71,508	513
	Shoe Carnival Inc.	18,658	504
*	Cache Inc.	83,654	499
*	Chuy's Holdings Inc.	13,760	494
*	Bridgepoint Education Inc.	27,060	488
*	Journal Communications Inc. Class A	55,318	473
*	Bravo Brio Restaurant Group Inc.	30,394	459
	Bon-Ton Stores Inc.	43,348	457
*	MarineMax Inc.	37,356	456
*	Dex Media Inc.	54,762	445
	Entravision Communications Corp. Class A	75,157	443
*	Orbitz Worldwide Inc.	45,580	439
	MDC Partners Inc. Class A	15,106	423
*	Zale Corp.	27,524	418
*	Corinthian Colleges Inc.	190,849	418
*	Entercom Communications Corp. Class A	47,533	417
*	Career Education Corp.	149,754	413
*	Pacific Sunwear of California Inc.	137,155	411
	Stein Mart Inc.	29,159	400
*	RealNetworks Inc.	45,580	390
*	1-800-Flowers.com Inc. Class A	77,048	380
*	TheStreet Inc.	181,048	378
*	Famous Dave's Of America Inc.	22,456	363
*	Monarch Casino & Resort Inc.	18,767	356
*	Spark Networks Inc.	41,835	348
*	Century Casinos Inc.	60,116	344
	Spartan Stores Inc.	15,397	340
	Marcus Corp.	21,928	319
	Collectors Universe Inc.	21,163	311
*	McClatchy Co. Class A	102,847	309
	Speedway Motorsports Inc.	17,188	308
*	Chefs' Warehouse Inc.	13,290	307
	Courier Corp.	19,237	304
*,^ Pizza Inn Holdings Inc.		39,164	304
*	Wet Seal Inc. Class A	76,247	300
*	Mattress Firm Holding Corp.	9,351	297
*	Lee Enterprises Inc.	110,835	293
	World Wrestling Entertainment Inc. Class A	28,341	288
	Ruth's Hospitality Group Inc.	22,409	266
*	Morgans Hotel Group Co.	34,226	263
*	Carrols Restaurant Group Inc.	41,511	253
*	Luby's Inc.	33,656	242
*	Cosi Inc.	101,828	238
*	Media General Inc. Class A	15,268	218
*	Providence Service Corp.	7,023	202
*	QuinStreet Inc.	21,146	200
*	ValueVision Media Inc. Class A	45,609	198
*	New York & Co. Inc.	34,183	198
*	Books-A-Million Inc.	77,721	187
*	Del Frisco's Restaurant Group Inc.	8,279	167

* Ignite Restaurant Group Inc.	10,489	163
* Standard Parking Corp.	5,985	161
* Daily Journal Corp.	1,060	156
* Gaiam Inc. Class A	31,086	156
* Education Management Corp.	16,771	153
* Body Central Corp.	23,256	142
* ReachLocal Inc.	11,810	141
Saga Communications Inc. Class A	3,123	139
* West Marine Inc.	11,266	137
* Noodles & Co.	3,100	132
Frisch's Restaurants Inc.	5,460	132
* PDI Inc.	26,259	127
* Travelzoo Inc.	4,212	112
* Speed Commerce Inc.	33,561	110
* Sears Hometown and Outlet Stores Inc.	3,353	106
* Reading International Inc. Class A	15,971	105
Ambassadors Group Inc.	27,831	96
* RetailMeNot Inc.	2,500	89
* Geeknet Inc.	5,163	87
* Martha Stewart Living Omnimedia Inc. Class A	37,013	85
* Cambium Learning Group Inc.	52,983	82
* Learning Tree International Inc.	20,728	81
* dELiA*s Inc.	67,004	81
Schawk Inc. Class A	5,397	80
CBS Corp. Class A	1,425	79
Salem Communications Corp. Class A	9,471	78
Dover Downs Gaming & Entertainment Inc.	52,774	72
* Vitacost.com Inc.	8,186	70
* MTR Gaming Group Inc.	14,610	69
* Radio One Inc.	22,730	61
Village Super Market Inc. Class A	1,585	60
* News Corp. Class B	3,606	59
* ALCO Stores Inc.	4,176	58
* JTH Holding Inc. Class A	2,760	52
Ark Restaurants Corp.	2,400	51
* Red Lion Hotels Corp.	9,601	51
* Diversified Restaurant Holdings Inc.	7,639	50
Gordmans Stores Inc.	4,063	46
Trans World Entertainment Corp.	9,095	42
Arden Group Inc.	315	41
* You On Demand Holdings Inc.	23,900	40
* Perfumania Holdings Inc.	8,079	39
* Coldwater Creek Inc.	22,413	39
Mac-Gray Corp.	2,621	38
* Empire Resorts Inc.	10,105	37
* Dover Saddlery Inc.	7,100	32
* Rick's Cabaret International Inc.	2,364	28
* Bacterin International Holdings Inc.	36,431	24
* Emmis Communications Corp. Class A	8,800	24
Beasley Broadcasting Group Inc. Class A	2,487	22
National American University Holdings Inc.	5,908	20
* Insignia Systems Inc.	7,050	19
* TravelCenters of America LLC	1,962	15
* TechTarget Inc.	2,615	13
Hastings Entertainment Inc.	4,944	12
* Lakes Entertainment Inc.	2,747	11
Dover Motorsports Inc.	4,709	11

* Hollywood Media Corp.	7,061	11
* DGSE Cos. Inc.	3,314	10
Canterbury Park Holding Corp.	789	9
* Tilly's Inc. Class A	603	9
Gaming Partners International Corp.	609	5
* Digital Cinema Destinations Corp.	800	5
* Radio One Inc. Class A	1,680	4
Educational Development Corp.	1,122	3
* Envivio Inc.	700	2
* PCM Inc.	63	1
* Premier Exhibitions Inc.	319	1
* SPAR Group Inc.	29	—
* Sport Chalet Inc. Class A	37	—
* Universal Travel Group	118	—
* Sport Chalet Inc. Class B	5	—
		4,416,763
Financials (18.4%)
Wells Fargo & Co.	9,361,654	386,824
* Berkshire Hathaway Inc. Class B	3,129,129	355,187
JPMorgan Chase & Co.	6,636,662	343,049
Bank of America Corp.	18,942,798	261,411
Citigroup Inc.	5,093,589	247,090
Visa Inc. Class A	907,289	173,383
American Express Co.	1,902,168	143,652
American International Group Inc.	2,602,993	126,584
Mastercard Inc. Class A	184,059	123,831
US Bancorp	3,242,821	118,622
Goldman Sachs Group Inc.	712,701	112,756
Simon Property Group Inc.	547,173	81,107
MetLife Inc.	1,547,531	72,657
Capital One Financial Corp.	1,032,071	70,945
PNC Financial Services Group Inc.	937,120	67,894
Morgan Stanley	2,417,173	65,143
Prudential Financial Inc.	816,351	63,659
Bank of New York Mellon Corp.	2,028,464	61,239
Travelers Cos. Inc.	658,527	55,823
BlackRock Inc.	192,643	52,133
American Tower Corporation	696,491	51,631
Aflac Inc.	820,115	50,839
ACE Ltd.	539,773	50,501
State Street Corp.	747,043	49,118
Discover Financial Services	852,994	43,110
Marsh & McLennan Cos. Inc.	969,095	42,204
BB&T Corp.	1,241,052	41,886
Public Storage	257,796	41,389
CME Group Inc.	560,012	41,374
Allstate Corp.	817,170	41,308
Charles Schwab Corp.	1,925,711	40,710
Aon plc	542,153	40,358
Chubb Corp.	450,552	40,216
Franklin Resources Inc.	728,480	36,825
Equity Residential	635,370	34,037
Prologis Inc.	879,495	33,087
HCP Inc.	803,803	32,916
McGraw Hill Financial Inc.	485,563	31,848
Ventas Inc.	517,331	31,816
Ameriprise Financial Inc.	348,934	31,781

Health Care REIT Inc.	504,951	31,499
T. Rowe Price Group Inc.	435,960	31,359
SunTrust Banks Inc.	949,281	30,776
Weyerhaeuser Co.	1,026,703	29,395
Boston Properties Inc.	268,709	28,725
AvalonBay Communities Inc.	216,770	27,549
Moody's Corp.	391,609	27,542
Fifth Third Bancorp	1,501,380	27,085
Progressive Corp.	954,113	25,981
Loews Corp.	546,600	25,548
Hartford Financial Services Group Inc.	802,415	24,971
Vornado Realty Trust	296,823	24,951
Invesco Ltd.	781,627	24,934
Host Hotels & Resorts Inc.	1,322,466	23,368
* IntercontinentalExchange Inc.	128,512	23,315
M&T Bank Corp.	206,429	23,104
Regions Financial Corp.	2,483,459	22,997
Principal Financial Group Inc.	519,065	22,226
Northern Trust Corp.	381,209	20,734
Lincoln National Corp.	471,494	19,798
General Growth Properties Inc.	1,023,312	19,740
Annaly Capital Management Inc.	1,670,619	19,346
SLM Corp.	769,515	19,161
KeyCorp	1,617,096	18,435
Western Union Co.	979,468	18,277
NYSE Euronext	429,063	18,012
* CIT Group Inc.	354,732	17,300
* Affiliated Managers Group Inc.	93,290	17,038
American Capital Agency Corp.	699,118	15,779
XL Group plc Class A	509,291	15,696
Leucadia National Corp.	546,748	14,893
SL Green Realty Corp.	162,316	14,420
Unum Group	468,880	14,273
Macerich Co.	247,918	13,993
Kimco Realty Corp.	686,863	13,861
Realty Income Corp.	346,276	13,764
Plum Creek Timber Co. Inc.	287,499	13,464
Cincinnati Financial Corp.	274,294	12,936
Comerica Inc.	327,937	12,891
Equifax Inc.	214,007	12,808
Rayonier Inc.	222,531	12,384
Huntington Bancshares Inc.	1,474,497	12,179
* Markel Corp.	23,458	12,146
Willis Group Holdings plc	279,774	12,123
* Arch Capital Group Ltd.	223,557	12,101
Digital Realty Trust Inc.	226,578	12,031
Federal Realty Investment Trust	115,936	11,762
Torchmark Corp.	162,471	11,755
* Alleghany Corp.	28,121	11,520
* CBRE Group Inc. Class A	496,955	11,495
TD Ameritrade Holding Corp.	436,800	11,435
* Ocwen Financial Corp.	203,622	11,356
New York Community Bancorp Inc.	738,801	11,163
* Genworth Financial Inc. Class A	870,926	11,139
* Realogy Holdings Corp.	257,648	11,084
First Republic Bank	231,213	10,781
UDR Inc.	442,670	10,491

* Berkshire Hathaway Inc. Class A	61	10,395
Everest Re Group Ltd.	70,282	10,220
Fidelity National Financial Inc. Class A	382,618	10,178
Essex Property Trust Inc.	67,086	9,909
Arthur J Gallagher & Co.	225,350	9,837
Cole Real Estate Investment Inc.	788,232	9,664
Raymond James Financial Inc.	222,250	9,261
Camden Property Trust	150,530	9,249
Liberty Property Trust	252,147	8,976
Zions Bancorporation	325,814	8,934
Duke Realty Corp.	573,615	8,857
* MSCI Inc. Class A	213,504	8,596
Reinsurance Group of America Inc. Class A	127,481	8,540
Extra Space Storage Inc.	186,523	8,533
SEI Investments Co.	274,095	8,472
* E*TRADE Financial Corp.	506,925	8,364
People's United Financial Inc.	580,730	8,351
PartnerRe Ltd.	90,759	8,308
WR Berkley Corp.	191,302	8,199
Starwood Property Trust Inc.	337,458	8,089
Alexandria Real Estate Equities Inc.	126,194	8,057
Regency Centers Corp.	163,052	7,884
Eaton Vance Corp.	203,006	7,883
Axis Capital Holdings Ltd.	181,695	7,869
East West Bancorp Inc.	243,222	7,771
Senior Housing Properties Trust	332,261	7,755
HCC Insurance Holdings Inc.	176,821	7,748
Hudson City Bancorp Inc.	838,764	7,591
Waddell & Reed Financial Inc. Class A	143,842	7,405
Lazard Ltd. Class A	205,163	7,390
Assurant Inc.	135,468	7,329
American Financial Group Inc.	134,230	7,256
Taubman Centers Inc.	107,104	7,209
Apartment Investment & Management Co. Class A	257,441	7,193
Kilroy Realty Corp.	143,677	7,177
DDR Corp.	452,287	7,105
* Signature Bank	77,405	7,084
Corrections Corp. of America	204,353	7,060
CBOE Holdings Inc.	154,965	7,009
Hospitality Properties Trust	247,037	6,991
* SVB Financial Group	80,347	6,940
BRE Properties Inc.	136,283	6,918
Jones Lang LaSalle Inc.	78,567	6,859
National Retail Properties Inc.	214,056	6,811
RenaissanceRe Holdings Ltd.	74,909	6,782
Cullen/Frost Bankers Inc.	95,734	6,754
* Howard Hughes Corp.	59,457	6,681
NASDAQ OMX Group Inc.	207,096	6,646
WP Carey Inc.	102,475	6,630
Brown & Brown Inc.	204,872	6,576
Legg Mason Inc.	196,175	6,560
First Niagara Financial Group Inc.	625,538	6,487
Old Republic International Corp.	413,149	6,363
FirstMerit Corp.	291,545	6,329
American Campus Communities Inc.	185,173	6,324
BioMed Realty Trust Inc.	339,419	6,310
Two Harbors Investment Corp.	646,499	6,278

Prosperity Bancshares Inc.	101,097	6,252
Omega Healthcare Investors Inc.	207,026	6,184
Validus Holdings Ltd.	164,888	6,098
Weingarten Realty Investors	204,588	6,001
Commerce Bancshares Inc.	136,210	5,967
Protective Life Corp.	138,708	5,902
Home Properties Inc.	100,537	5,806
Allied World Assurance Co. Holdings AG	57,921	5,757
* Forest City Enterprises Inc. Class A	301,701	5,714
LPL Financial Holdings Inc.	148,539	5,691
CNO Financial Group Inc.	392,940	5,658
Assured Guaranty Ltd.	300,289	5,630
Douglas Emmett Inc.	239,511	5,621
Highwoods Properties Inc.	157,914	5,576
Chimera Investment Corp.	1,816,486	5,522
CBL & Associates Properties Inc.	285,271	5,449
Tanger Factory Outlet Centers	166,767	5,445
City National Corp.	81,515	5,434
Synovus Financial Corp.	1,642,836	5,421
Spirit Realty Capital Inc.	589,559	5,412
* Portfolio Recovery Associates Inc.	89,554	5,368
* Liberty Ventures Class A	59,307	5,229
Financial Engines Inc.	87,872	5,223
Piedmont Office Realty Trust Inc. Class A	294,849	5,119
LaSalle Hotel Properties	170,241	4,855
RLJ Lodging Trust	205,699	4,832
Equity Lifestyle Properties Inc.	139,953	4,782
MFA Financial Inc.	641,122	4,776
Mid-America Apartment Communities Inc.	75,585	4,724
ProAssurance Corp.	104,019	4,687
Hancock Holding Co.	149,270	4,684
First Horizon National Corp.	424,699	4,667
CommonWealth REIT	208,755	4,574
Associated Banc-Corp	295,055	4,570
Retail Properties of America Inc.	332,052	4,566
* Popular Inc.	173,344	4,547
Federated Investors Inc. Class B	166,367	4,519
* Stifel Financial Corp.	106,845	4,404
First American Financial Corp.	180,692	4,400
Post Properties Inc.	96,670	4,352
* MGIC Investment Corp.	595,995	4,339
Aspen Insurance Holdings Ltd.	119,516	4,337
StanCorp Financial Group Inc.	78,486	4,318
Hanover Insurance Group Inc.	77,581	4,292
Bank of Hawaii Corp.	78,774	4,289
Radian Group Inc.	305,933	4,262
Geo Group Inc.	127,381	4,235
Sovran Self Storage Inc.	55,613	4,209
Susquehanna Bancshares Inc.	330,282	4,145
Webster Financial Corp.	159,743	4,078
EPR Properties	83,598	4,075
ING US Inc.	138,461	4,044
Primerica Inc.	99,921	4,031
Fulton Financial Corp.	343,767	4,015
* Altisource Portfolio Solutions SA	28,533	3,995
American Realty Capital Properties Inc.	327,260	3,993
DCT Industrial Trust Inc.	554,288	3,985

CapitalSource Inc.	330,760	3,929
Healthcare Realty Trust Inc.	169,240	3,911
Endurance Specialty Holdings Ltd.	72,531	3,896
UMB Financial Corp.	70,871	3,851
NorthStar Realty Finance Corp.	414,239	3,844
CubeSmart	214,561	3,828
Washington Federal Inc.	183,310	3,791
MarketAxess Holdings Inc.	62,941	3,779
TCF Financial Corp.	261,177	3,730
White Mountains Insurance Group Ltd.	6,558	3,722
DiamondRock Hospitality Co.	345,429	3,686
Invesco Mortgage Capital Inc.	238,740	3,674
Sunstone Hotel Investors Inc.	287,665	3,665
Brandywine Realty Trust	277,080	3,652
BankUnited Inc.	115,661	3,607
Corporate Office Properties Trust	154,701	3,574
* Zillow Inc. Class A	41,928	3,537
American National Insurance Co.	35,771	3,507
Lexington Realty Trust	306,591	3,443
Valley National Bancorp	334,213	3,325
Erie Indemnity Co. Class A	45,458	3,294
Medical Properties Trust Inc.	268,737	3,271
Hatteras Financial Corp.	174,724	3,269
Healthcare Trust of America Inc. Class A	306,126	3,220
Umpqua Holdings Corp.	197,615	3,205
Colonial Properties Trust	141,471	3,182
Platinum Underwriters Holdings Ltd.	53,231	3,179
Symetra Financial Corp.	177,705	3,167
First Financial Bankshares Inc.	53,794	3,164
* Texas Capital Bancshares Inc.	68,561	3,152
Pebblebrook Hotel Trust	109,106	3,132
Cousins Properties Inc.	303,867	3,127
FNB Corp.	257,212	3,120
* Western Alliance Bancorp	164,294	3,110
Home BancShares Inc.	102,389	3,110
Mack-Cali Realty Corp.	140,285	3,078
^ Chambers Street Properties	348,451	3,059
Glacier Bancorp Inc.	123,467	3,051
EastGroup Properties Inc.	51,180	3,030
BancorpSouth Inc.	151,849	3,028
First Industrial Realty Trust Inc.	185,212	3,013
Community Bank System Inc.	87,231	2,976
Washington REIT	117,636	2,973
RLI Corp.	33,980	2,971
New Residential Investment Corp.	446,363	2,955
DuPont Fabros Technology Inc.	114,152	2,942
Capitol Federal Financial Inc.	236,376	2,938
Cathay General Bancorp	125,417	2,931
Newcastle Investment Corp.	520,007	2,922
American Equity Investment Life Holding Co.	136,929	2,906
Columbia Banking System Inc.	117,454	2,901
Trustmark Corp.	113,230	2,899
Wintrust Financial Corp.	70,472	2,894
Redwood Trust Inc.	145,782	2,870
Potlatch Corp.	71,761	2,847
* First Cash Financial Services Inc.	48,791	2,827
CVB Financial Corp.	208,558	2,820

Bank of the Ozarks Inc.	58,661	2,815
Evercore Partners Inc. Class A	57,165	2,814
Home Loan Servicing Solutions Ltd.	126,002	2,773
ARMOUR Residential REIT Inc.	660,309	2,773
* Alexander & Baldwin Inc.	76,528	2,757
Westamerica Bancorporation	54,726	2,722
PennyMac Mortgage Investment Trust	118,716	2,692
* Strategic Hotels & Resorts Inc.	309,909	2,690
United Bankshares Inc.	92,529	2,682
Ryman Hospitality Properties Inc.	77,515	2,675
Chesapeake Lodging Trust	113,113	2,663
Colony Financial Inc.	132,408	2,646
PacWest Bancorp	76,507	2,629
* MBIA Inc.	256,530	2,624
Northwest Bancshares Inc.	198,297	2,621
MB Financial Inc.	92,333	2,607
Argo Group International Holdings Ltd.	60,779	2,606
Iberiabank Corp.	49,967	2,592
PrivateBancorp Inc.	121,101	2,592
Sun Communities Inc.	60,690	2,587
Kemper Corp.	76,709	2,577
First Financial Holdings Inc.	46,703	2,576
First Midwest Bancorp Inc.	170,426	2,575
* Encore Capital Group Inc.	55,798	2,559
Old National Bancorp	179,511	2,549
Equity One Inc.	116,578	2,548
* Virtus Investment Partners Inc.	15,542	2,528
* Trulia Inc.	53,736	2,527
Glimcher Realty Trust	256,888	2,505
CYS Investments Inc.	308,071	2,505
Astoria Financial Corp.	201,289	2,504
EverBank Financial Corp.	166,786	2,498
BBCN Bancorp Inc.	180,527	2,484
American Assets Trust Inc.	81,372	2,483
Selective Insurance Group Inc.	100,379	2,459
* Walter Investment Management Corp.	62,020	2,452
Montpelier Re Holdings Ltd.	93,329	2,431
PS Business Parks Inc.	32,253	2,407
* St. Joe Co.	122,442	2,402
* Pinnacle Financial Partners Inc.	80,521	2,400
Acadia Realty Trust	96,659	2,386
^ Amtrust Financial Services Inc.	60,097	2,347
International Bancshares Corp.	107,204	2,319
Capstead Mortgage Corp.	196,363	2,311
Mercury General Corp.	47,656	2,302
BOK Financial Corp.	36,234	2,295
Government Properties Income Trust	95,227	2,279
LTC Properties Inc.	59,941	2,277
Ashford Hospitality Trust Inc.	184,165	2,273
Janus Capital Group Inc.	265,583	2,260
Cash America International Inc.	49,798	2,255
NBT Bancorp Inc.	95,567	2,196
Boston Private Financial Holdings Inc.	196,199	2,178
Greenhill & Co. Inc.	43,139	2,152
First Financial Bancorp	141,593	2,148
Investors Bancorp Inc.	96,414	2,110
Franklin Street Properties Corp.	162,683	2,073

National Health Investors Inc.	36,142	2,056
Pennsylvania REIT	109,431	2,046
Education Realty Trust Inc.	222,547	2,025
American Capital Mortgage Investment Corp.	101,675	2,009
First Citizens BancShares Inc. Class A	9,770	2,009
* BofI Holding Inc.	30,874	2,003
Independent Bank Corp.	55,582	1,984
* Hilltop Holdings Inc.	107,017	1,980
National Penn Bancshares Inc.	195,659	1,966
* Enstar Group Ltd.	14,323	1,957
* World Acceptance Corp.	21,462	1,930
Banner Corp.	50,242	1,917
Employers Holdings Inc.	63,598	1,891
* First BanCorp	329,805	1,873
OFG Bancorp	112,729	1,825
Associated Estates Realty Corp.	122,344	1,824
First Commonwealth Financial Corp.	234,434	1,779
Chemical Financial Corp.	63,615	1,776
* FelCor Lodging Trust Inc.	282,620	1,741
* Eagle Bancorp Inc.	61,471	1,739
CoreSite Realty Corp.	50,779	1,723
Anworth Mortgage Asset Corp.	356,524	1,722
Provident Financial Services Inc.	105,890	1,716
BGC Partners Inc. Class A	299,489	1,692
Brookline Bancorp Inc.	179,657	1,691
Sterling Financial Corp.	58,680	1,681
Berkshire Hills Bancorp Inc.	66,659	1,674
Renasant Corp.	60,782	1,651
City Holding Co.	38,130	1,649
* Nationstar Mortgage Holdings Inc.	29,104	1,637
Community Trust Bancorp Inc.	39,852	1,618
Flushing Financial Corp.	86,816	1,602
AMERISAFE Inc.	45,075	1,601
* iStar Financial Inc.	132,687	1,598
* Credit Acceptance Corp.	14,221	1,576
* TFS Financial Corp.	131,394	1,573
Hanmi Financial Corp.	93,833	1,555
First Merchants Corp.	89,043	1,543
Oritani Financial Corp.	91,512	1,506
Cardinal Financial Corp.	90,821	1,501
Dime Community Bancshares Inc.	89,919	1,497
HFF Inc. Class A	59,113	1,481
Apollo Commercial Real Estate Finance Inc.	96,903	1,480
Park National Corp.	18,383	1,454
Inland Real Estate Corp.	138,114	1,413
ViewPoint Financial Group Inc.	67,946	1,404
* WisdomTree Investments Inc.	119,952	1,393
* Ameris Bancorp	75,565	1,389
Horace Mann Educators Corp.	48,845	1,386
Apollo Residential Mortgage Inc.	93,506	1,364
Interactive Brokers Group Inc.	71,807	1,348
Hersha Hospitality Trust Class A	239,619	1,339
Nelnet Inc. Class A	34,833	1,339
FBL Financial Group Inc. Class A	29,814	1,339
Hudson Pacific Properties Inc.	68,804	1,338
S&T Bancorp Inc.	54,177	1,312
Saul Centers Inc.	28,262	1,307

First Busey Corp.	249,728	1,301
CoBiz Financial Inc.	133,627	1,291
Heartland Financial USA Inc.	46,239	1,288
Central Pacific Financial Corp.	71,876	1,272
Agree Realty Corp.	42,006	1,268
Lakeland Financial Corp.	38,727	1,264
* Forestar Group Inc.	58,401	1,257
Cohen & Steers Inc.	35,214	1,243
* Greenlight Capital Re Ltd. Class A	43,678	1,242
* Ezcorp Inc. Class A	73,556	1,242
Bancfirst Corp.	22,841	1,235
Kennedy-Wilson Holdings Inc.	65,121	1,209
Ares Commercial Real Estate Corp.	97,134	1,207
Cedar Realty Trust Inc.	227,598	1,179
* Move Inc.	67,850	1,150
National Bank Holdings Corp. Class A	55,783	1,146
Flagstar Bancorp Inc.	77,476	1,144
Alexander's Inc.	3,884	1,111
Bryn Mawr Bank Corp.	40,930	1,104
* eHealth Inc.	33,743	1,089
Bank Mutual Corp.	172,893	1,084
* Beneficial Mutual Bancorp Inc.	108,263	1,079
Campus Crest Communities Inc.	99,603	1,076
Ramco-Gershenson Properties Trust	68,816	1,060
WesBanco Inc.	35,587	1,058
* Capital Bank Financial Corp.	48,073	1,055
Arrow Financial Corp.	41,362	1,055
Camden National Corp.	25,728	1,052
1st Source Corp.	38,846	1,046
Infinity Property & Casualty Corp.	16,179	1,045
Federal Agricultural Mortgage Corp.	31,217	1,042
FXCM Inc. Class A	52,759	1,042
* Green Dot Corp. Class A	39,031	1,028
Retail Opportunity Investments Corp.	73,157	1,011
* Navigators Group Inc.	17,475	1,010
* Ambac Financial Group Inc.	54,880	996
* Cowen Group Inc. Class A	284,097	980
Arlington Asset Investment Corp. Class A	41,080	977
Sabra Health Care REIT Inc.	42,282	973
Investors Real Estate Trust	116,791	964
STAG Industrial Inc.	46,215	930
Banc of California Inc.	67,197	929
Northfield Bancorp Inc.	76,469	928
Arbor Realty Trust Inc.	135,923	922
Rouse Properties Inc.	44,464	915
GAMCO Investors Inc.	12,000	911
Sandy Spring Bancorp Inc.	38,970	906
* Bridge Capital Holdings	52,607	893
* AV Homes Inc.	50,558	883
First Potomac Realty Trust	70,089	881
* American Residential Properties Inc.	49,817	877
* Gramercy Property Trust Inc.	211,010	876
Summit Hotel Properties Inc.	95,125	874
* Investment Technology Group Inc.	55,231	868
Dynex Capital Inc.	98,988	868
Provident New York Bancorp	79,123	862
Safety Insurance Group Inc.	15,898	842

* American Safety Insurance Holdings Ltd.	27,426	828
Great Southern Bancorp Inc.	29,303	827
Blackstone Mortgage Trust Inc. Class A	32,374	816
* Piper Jaffray Cos.	23,307	799
Diamond Hill Investment Group Inc.	7,410	793
WSFS Financial Corp.	13,103	789
Getty Realty Corp.	40,507	787
Calamos Asset Management Inc. Class A	77,891	778
* DFC Global Corp.	70,272	772
Southside Bancshares Inc.	28,565	766
BankFinancial Corp.	85,831	766
Chatham Lodging Trust	42,735	763
Hudson Valley Holding Corp.	40,167	754
Excel Trust Inc.	62,639	752
* Citizens Inc. Class A	86,143	744
AmREIT Inc.	41,499	720
CyrusOne Inc.	37,586	713
TrustCo Bank Corp. NY	119,580	713
CapLease Inc.	82,575	701
* FBR & Co.	26,047	698
Resource Capital Corp.	117,277	697
Centerstate Banks Inc.	71,681	694
United Fire Group Inc.	22,645	690
Marlin Business Services Corp.	27,618	689
* BBX Capital Corp.	47,958	689
Select Income REIT	26,371	680
Bank of Marin Bancorp	16,261	676
Altisource Residential Corp.	29,332	674
* PICO Holdings Inc.	30,823	668
Ames National Corp.	28,910	658
Parkway Properties Inc.	36,569	650
Simmons First National Corp. Class A	20,854	648
Republic Bancorp Inc. Class A	23,530	648
Stewart Information Services Corp.	19,944	638
Consolidated-Tomoka Land Co.	16,440	633
* Global Indemnity plc	24,497	624
* American Homes 4 Rent Class A	38,200	617
* Xoom Corp.	19,112	608
American National Bankshares Inc.	25,262	586
Artisan Partners Asset Management Inc.	10,977	575
Donegal Group Inc. Class A	40,983	573
* MPG Office Trust Inc.	181,394	568
Enterprise Financial Services Corp.	33,094	555
GFI Group Inc.	139,677	552
Maiden Holdings Ltd.	46,699	552
* United Community Banks Inc.	36,305	545
First Community Bancshares Inc.	33,128	542
* TESARO Inc.	13,893	538
* NRG Yield Inc. Class A	17,678	535
* NewStar Financial Inc.	29,129	532
Tower Group International Ltd.	72,169	505
Winthrop Realty Trust	45,143	503
* INTL. FCStone Inc.	24,509	501
Baldwin & Lyons Inc.	20,233	493
StellarOne Corp.	21,646	487
Kite Realty Group Trust	77,992	463
Century Bancorp Inc. Class A	13,346	445

Silver Bay Realty Trust Corp.	27,799	435
First Defiance Financial Corp.	18,194	426
Bar Harbor Bankshares	11,466	422
State Bank Financial Corp.	26,391	419
Universal Health Realty Income Trust	9,936	416
National Western Life Insurance Co. Class A	1,972	398
* Bancorp Inc.	22,384	397
RAIT Financial Trust	54,992	389
AG Mortgage Investment Trust Inc.	22,915	381
Lakeland Bancorp Inc.	33,421	376
Medallion Financial Corp.	24,647	367
Tompkins Financial Corp.	7,865	364
Sierra Bancorp	23,072	363
* Walker & Dunlop Inc.	22,567	359
Gain Capital Holdings Inc.	28,371	357
* KCG Holdings Inc. Class A	40,786	354
* ZipRealty Inc.	64,495	353
* Capital City Bank Group Inc.	29,613	349
* Ladenburg Thalmann Financial Services Inc.	189,788	344
* Arrowhead Research Corp.	60,293	343
* Phoenix Cos. Inc.	8,869	343
* Tejon Ranch Co.	11,025	340
Urstadt Biddle Properties Inc. Class A	17,024	338
* MoneyGram International Inc.	17,060	334
CIFC Corp.	42,226	333
First Interstate Bancsystem Inc.	13,198	319
Meadowbrook Insurance Group Inc.	48,974	318
First of Long Island Corp.	8,073	314
SY Bancorp Inc.	10,916	309
EMC Insurance Group Inc.	9,875	298
Charter Financial Corp.	26,149	282
* Synergy Resources Corp.	28,722	280
* American Independence Corp.	27,516	274
* Safeguard Scientifics Inc.	17,349	272
Wilshire Bancorp Inc.	32,566	266
Center Bancorp Inc.	18,631	265
Washington Trust Bancorp Inc.	8,239	259
Intersections Inc.	29,386	258
Union First Market Bankshares Corp.	10,804	253
Trico Bancshares	10,868	248
TowneBank	16,823	243
Athens Bancshares Corp.	13,574	242
United Insurance Holdings Corp.	27,184	240
* Reis Inc.	14,471	234
ESSA Bancorp Inc.	22,265	232
Investors Title Co.	2,985	224
Cape Bancorp Inc.	24,420	224
State Auto Financial Corp.	10,650	223
Resource America Inc. Class A	27,322	219
OneBeacon Insurance Group Ltd. Class A	14,838	219
CFS Bancorp Inc.	19,042	211
^ Western Asset Mortgage Capital Corp.	13,095	209
Guaranty Bancorp	14,954	205
German American Bancorp Inc.	8,031	203
First Bancorp	13,957	202
Doral Financial Corp.	10,554	201
Preferred Apartment Communities Inc. Class A	24,449	199

* First NBC Bank Holding Co.	8,134	198
First Financial Corp.	6,244	197
Clifton Savings Bancorp Inc.	15,830	196
Bridge Bancorp Inc.	9,072	195
HomeStreet Inc.	10,014	193
* Consumer Portfolio Services Inc.	30,674	182
* BSB Bancorp Inc.	12,970	182
Asta Funding Inc.	20,359	181
New York Mortgage Trust Inc.	28,856	180
Thomas Properties Group Inc.	26,825	180
OceanFirst Financial Corp.	10,533	178
National Interstate Corp.	6,396	178
Westfield Financial Inc.	24,792	175
Gladstone Commercial Corp.	9,705	174
Ameriana Bancorp	13,383	173
Financial Institutions Inc.	8,111	166
Rockville Financial Inc.	12,104	157
US Global Investors Inc. Class A	54,425	156
Merchants Bancshares Inc.	5,356	155
Univest Corp. of Pennsylvania	7,968	150
Access National Corp.	10,313	147
Sterling Bancorp	10,395	143
* SWS Group Inc.	25,490	142
Ellington Residential Mortgage REIT	8,950	138
Life Partners Holdings Inc.	62,258	137
Gleacher & Co. Inc.	9,838	135
MainSource Financial Group Inc.	8,753	133
* Metro Bancorp Inc.	6,247	131
* First Marblehead Corp.	159,944	131
ESB Financial Corp.	10,217	130
One Liberty Properties Inc.	6,240	127
* Atlas Financial Holdings Inc.	12,350	126
UMH Properties Inc.	12,666	126
* First Acceptance Corp.	71,063	124
First Financial Northwest Inc.	11,902	124
Tree.com Inc.	4,587	120
Eastern Insurance Holdings Inc.	4,840	118
Citizens & Northern Corp.	5,853	117
Armada Hoffler Properties Inc.	11,599	115
Monmouth Real Estate Investment Corp. Class A	12,081	110
Bank of Commerce Holdings	18,855	108
* Virginia Commerce Bancorp Inc.	6,669	104
Pzena Investment Management Inc. Class A	15,254	103
* Eastern Virginia Bankshares Inc.	16,807	103
* Atlanticus Holdings Corp.	26,603	98
Terreno Realty Corp.	5,464	97
Simplicity Bancorp Inc.	5,900	92
Berkshire Bancorp Inc.	11,386	91
Mercantile Bank Corp.	4,186	91
CNB Financial Corp.	5,266	90
Institutional Financial Markets Inc.	39,632	89
* Republic First Bancorp Inc.	27,568	88
* Suffolk Bancorp	4,759	84
Peoples Bancorp Inc.	4,038	84
Federated National Holding Co.	8,630	82
Meta Financial Group Inc.	2,053	78
Oppenheimer Holdings Inc. Class A	4,295	76

West Bancorporation Inc.	5,505	76
* Waterstone Financial Inc.	7,356	75
United Financial Bancorp Inc.	4,582	74
* Camco Financial Corp.	18,139	73
Westwood Holdings Group Inc.	1,506	72
* Southwest Bancorp Inc.	4,643	69
* Fortegra Financial Corp.	7,800	66
Kansas City Life Insurance Co.	1,487	66
* NewBridge Bancorp	8,868	65
Codorus Valley Bancorp Inc.	3,473	64
Bank of Kentucky Financial Corp.	2,299	63
Provident Financial Holdings Inc.	3,696	61
Universal Insurance Holdings Inc.	8,304	59
National Bankshares Inc.	1,549	56
PMC Commercial Trust	6,141	54
Home Federal Bancorp Inc.	4,261	54
* Macatawa Bank Corp.	9,663	52
First Internet Bancorp	1,900	51
* Hallmark Financial Services Inc.	5,605	50
Heritage Financial Corp.	3,173	49
* Shore Bancshares Inc.	5,538	49
* Meridian Interstate Bancorp Inc.	2,026	44
Pulaski Financial Corp.	4,255	44
Alliance Bancorp Inc. of Pennsylvania	2,959	44
Heritage Commerce Corp.	5,677	43
Park Sterling Corp.	6,702	43
* Hampton Roads Bankshares Inc.	29,753	42
Gyrodyne Co. of America Inc.	549	41
Aviv REIT Inc.	1,778	41
* Maui Land & Pineapple Co. Inc.	9,626	39
* ASB Bancorp Inc.	2,200	38
Central Valley Community Bancorp	3,700	38
Peapack Gladstone Financial Corp.	2,000	37
California First National Bancorp	2,136	36
* United Community Financial Corp.	8,716	34
* Old Second Bancorp Inc.	5,640	32
JAVELIN Mortgage Investment Corp.	2,669	32
Federal Agricultural Mortgage Corp. Class A	1,021	31
C&F Financial Corp.	628	30
Territorial Bancorp Inc.	1,380	30
Independence Holding Co.	2,059	29
* Farmers Capital Bank Corp.	1,326	29
HopFed Bancorp Inc.	2,411	27
* Health Insurance Innovations Inc. Class A	2,176	26
* North Valley Bancorp	1,335	25
Northeast Bancorp	2,506	25
Pacific Continental Corp.	1,900	25
Monarch Financial Holdings Inc.	2,100	25
Washington Banking Co.	1,656	23
* CommunityOne Bancorp	2,334	23
* Regional Management Corp.	715	23
* First Federal Bancshares of Arkansas Inc.	2,417	23
Citizens Community Bancorp Inc.	2,945	21
1st United Bancorp Inc.	2,856	21
Penns Woods Bancorp Inc.	414	21
* Pacific Mercantile Bancorp	3,311	21
* Sun Bancorp Inc.	5,293	20

* Carolina Bank Holdings Inc.	1,902	20
Chicopee Bancorp Inc.	1,149	20
QC Holdings Inc.	8,515	20
* Performant Financial Corp.	1,820	20
* American Realty Investors Inc.	4,302	20
* Colonial Financial Services Inc.	1,300	19
MicroFinancial Inc.	2,338	18
* ConnectOne Bancorp Inc.	513	18
Yadkin Financial Corp.	1,024	18
Firstbank Corp.	878	17
* Preferred Bank	950	17
Wheeler REIT Inc.	3,900	17
* Internet Patents Corp.	4,802	16
First Bancorp Inc.	902	15
TF Financial Corp.	487	13
* Guaranty Federal Bancshares Inc.	1,101	13
* Seacoast Banking Corp. of Florida	5,818	13
* HomeTrust Bancshares Inc.	740	12
Middleburg Financial Corp.	611	12
JMP Group Inc.	1,902	12
First Clover Leaf Financial Corp.	1,340	12
Five Oaks Investment Corp.	977	11
* Independent Bank Corp.	1,015	10
Unity Bancorp Inc.	1,345	10
Cheviot Financial Corp.	912	10
* Kearny Financial Corp.	953	10
* Jefferson Bancshares Inc.	1,639	10
Northrim BanCorp Inc.	390	9
Hawthorn Bancshares Inc.	654	9
BCB Bancorp Inc.	800	9
Fidelity Southern Corp.	545	8
MutualFirst Financial Inc.	544	8
MidSouth Bancorp Inc.	520	8
* Riverview Bancorp Inc.	2,700	7
WVS Financial Corp.	511	6
Fox Chase Bancorp Inc.	337	6
MetroCorp Bancshares Inc.	370	5
HF Financial Corp.	396	5
* Taylor Capital Group Inc.	227	5
Elmira Savings Bank	200	5
IF Bancorp Inc.	300	5
* World Energy Solutions Inc.	1,379	5
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,628	5
* NASB Financial Inc.	156	4
Supertel Hospitality Inc.	648	4
Premier Financial Bancorp Inc.	340	4
* Intervest Bancshares Corp. Class A	363	3
Horizon Bancorp	115	3
* Home Bancorp Inc.	145	3
* Royal Bancshares of Pennsylvania Inc.	1,796	2
United Community Bancorp	200	2
Hingham Institution for Savings	27	2
Bank of South Carolina Corp.	100	1
Sotherly Hotels Inc.	300	1
Glen Burnie Bancorp	95	1
* SP Bancorp Inc.	55	1
* Orrstown Financial Services Inc.	53	1

Tower Financial Corp.	24	1
* Prospect Global Resources Inc.	140	—
SI Financial Group Inc.	31	—
Eagle Bancorp Montana Inc.	30	—
Salisbury Bancorp Inc.	11	—
Old Line Bancshares Inc.	17	—
* Severn Bancorp Inc.	41	—
Heritage Financial Group Inc.	9	—
* Vestin Realty Mortgage II Inc.	90	—
* Transcontinental Realty Investors Inc.	12	—
* Valley National Bancorp Warrants Exp. 6/30/2015	240	—
Kingstone Cos. Inc.	9	—
* Porter Bancorp Inc.	25	—
		6,088,572
Health Care (11.8%)
Johnson & Johnson	4,968,554	430,724
Pfizer Inc.	11,672,278	335,111
Merck & Co. Inc.	5,159,531	245,645
* Gilead Sciences Inc.	2,698,648	169,583
Amgen Inc.	1,328,310	148,691
Bristol-Myers Squibb Co.	2,902,686	134,336
UnitedHealth Group Inc.	1,792,581	128,367
AbbVie Inc.	2,795,280	125,033
* Celgene Corp.	725,174	111,626
* Biogen Idec Inc.	419,045	100,889
Medtronic Inc.	1,758,642	93,648
Abbott Laboratories	2,740,152	90,946
Eli Lilly & Co.	1,787,811	89,981
* Express Scripts Holding Co.	1,435,580	88,690
Baxter International Inc.	957,044	62,868
Thermo Fisher Scientific Inc.	635,687	58,579
Covidien plc	811,072	49,427
Allergan Inc.	523,438	47,345
WellPoint Inc.	527,628	44,115
* Regeneron Pharmaceuticals Inc.	136,417	42,681
Aetna Inc.	656,082	42,002
* Alexion Pharmaceuticals Inc.	344,858	40,059
Cigna Corp.	501,274	38,528
Becton Dickinson and Co.	342,556	34,262
Stryker Corp.	500,082	33,801
* Actavis Inc.	223,808	32,228
* Vertex Pharmaceuticals Inc.	410,023	31,088
* Boston Scientific Corp.	2,369,632	27,819
Zoetis Inc.	882,122	27,452
St. Jude Medical Inc.	506,453	27,166
* Intuitive Surgical Inc.	70,568	26,553
Humana Inc.	276,791	25,833
* Mylan Inc.	673,380	25,703
Zimmer Holdings Inc.	299,083	24,567
* Life Technologies Corp.	304,528	22,788
* DaVita HealthCare Partners Inc.	356,089	20,261
HCA Holdings Inc.	473,277	20,233
Perrigo Co.	157,966	19,490
* Forest Laboratories Inc.	426,217	18,238
* BioMarin Pharmaceutical Inc.	247,243	17,856
* Illumina Inc.	220,812	17,848
Quest Diagnostics Inc.	267,863	16,551

CR Bard Inc.	141,388	16,288
* Onyx Pharmaceuticals Inc.	129,530	16,149
* Henry Schein Inc.	153,155	15,882
* Laboratory Corp. of America Holdings	159,009	15,764
* Waters Corp.	143,162	15,205
* Pharmacyclics Inc.	103,278	14,296
* Varian Medical Systems Inc.	190,616	14,245
* CareFusion Corp.	378,117	13,953
* Edwards Lifesciences Corp.	198,489	13,821
ResMed Inc.	250,705	13,242
Universal Health Services Inc. Class B	160,436	12,031
* Hospira Inc.	292,304	11,464
Cooper Cos. Inc.	86,394	11,204
DENTSPLY International Inc.	251,820	10,932
* Hologic Inc.	477,188	9,854
* IDEXX Laboratories Inc.	95,280	9,495
Warner Chilcott plc Class A	413,271	9,443
* Incyte Corp. Ltd.	243,201	9,278
* Endo Health Solutions Inc.	201,612	9,161
* MEDNAX Inc.	89,478	8,984
* Covance Inc.	98,745	8,538
* Alkermes plc	239,548	8,054
* Jazz Pharmaceuticals plc	87,359	8,034
* Seattle Genetics Inc.	182,855	8,015
* Isis Pharmaceuticals Inc.	203,705	7,647
* Medivation Inc.	126,199	7,564
Tenet Healthcare Corp.	182,215	7,505
* Cubist Pharmaceuticals Inc.	116,754	7,420
* Salix Pharmaceuticals Ltd.	103,567	6,927
Community Health Systems Inc.	159,256	6,609
* Sirona Dental Systems Inc.	97,212	6,506
* United Therapeutics Corp.	79,438	6,264
* Alnylam Pharmaceuticals Inc.	94,643	6,058
Teleflex Inc.	72,637	5,977
* Centene Corp.	91,826	5,873
* Ariad Pharmaceuticals Inc.	310,731	5,717
Patterson Cos. Inc.	140,338	5,642
* Health Management Associates Inc. Class A	436,918	5,593
Questcor Pharmaceuticals Inc.	95,514	5,540
* Align Technology Inc.	114,798	5,524
* Theravance Inc.	132,708	5,426
* WellCare Health Plans Inc.	76,985	5,369
* NPS Pharmaceuticals Inc.	161,429	5,135
* Celldex Therapeutics Inc.	142,906	5,063
HealthSouth Corp.	146,835	5,063
* PAREXEL International Corp.	99,966	5,021
Techne Corp.	61,976	4,962
West Pharmaceutical Services Inc.	117,377	4,830
* Team Health Holdings Inc.	123,221	4,675
* Cepheid Inc.	119,411	4,662
* Brookdale Senior Living Inc. Class A	175,603	4,618
* ViroPharma Inc.	116,034	4,560
* Mallinckrodt plc	103,332	4,556
STERIS Corp.	102,602	4,408
* Health Net Inc.	133,247	4,224
* Alere Inc.	137,433	4,201
* Bio-Rad Laboratories Inc. Class A	35,341	4,155

*	Charles River Laboratories International Inc.	86,635	4,008
*	Aegerion Pharmaceuticals Inc.	46,170	3,957
	Owens & Minor Inc.	111,783	3,867
*	Thoratec Corp.	101,783	3,795
	Hill-Rom Holdings Inc.	105,148	3,767
*	LifePoint Hospitals Inc.	80,004	3,731
*	Medicines Co.	110,494	3,704
*	Bruker Corp.	177,484	3,665
*	Haemonetics Corp.	91,037	3,631
*	DexCom Inc.	120,252	3,395
*,^ Myriad Genetics Inc.		142,439	3,347
*	HMS Holdings Corp.	155,402	3,343
*	Insulet Corp.	91,296	3,309
*	ACADIA Pharmaceuticals Inc.	118,207	3,247
*,^ Opko Health Inc.		354,794	3,126
	Healthcare Services Group Inc.	117,585	3,029
*	InterMune Inc.	187,541	2,883
*	Magellan Health Services Inc.	47,847	2,869
*	Prestige Brands Holdings Inc.	90,383	2,722
	Masimo Corp.	101,247	2,697
*	Sarepta Therapeutics Inc.	55,975	2,644
	Air Methods Corp.	62,007	2,642
*	ImmunoGen Inc.	150,809	2,567
	Cantel Medical Corp.	78,297	2,494
*	Acorda Therapeutics Inc.	71,950	2,466
*	Puma Biotechnology Inc.	45,946	2,465
*	Acadia Healthcare Co. Inc.	62,291	2,456
*	Pacira Pharmaceuticals Inc.	50,840	2,445
*	Amsurg Corp. Class A	60,861	2,416
*	Halozyme Therapeutics Inc.	218,223	2,409
*	Impax Laboratories Inc.	117,276	2,405
*	Synageva BioPharma Corp.	37,923	2,401
*,^ Exelixis Inc.		410,991	2,392
*	Globus Medical Inc.	135,293	2,362
*	Cyberonics Inc.	46,498	2,359
*	Ironwood Pharmaceuticals Inc. Class A	198,329	2,350
*	ArthroCare Corp.	66,032	2,349
*,^ Arena Pharmaceuticals Inc.		445,025	2,345
	Analogic Corp.	27,808	2,298
	Abaxis Inc.	53,148	2,238
*	Santarus Inc.	96,521	2,178
*	Nektar Therapeutics	208,029	2,174
	CONMED Corp.	63,742	2,167
*	Dyax Corp.	310,402	2,129
*	Akorn Inc.	108,077	2,127
*	Neogen Corp.	35,016	2,126
*	Exact Sciences Corp.	179,686	2,122
	PDL BioPharma Inc.	263,352	2,099
*	Volcano Corp.	87,145	2,085
*	Infinity Pharmaceuticals Inc.	116,903	2,040
*	Astex Pharmaceuticals Inc.	233,198	1,978
*	Clovis Oncology Inc.	31,661	1,924
*	Auxilium Pharmaceuticals Inc.	104,246	1,900
*	HeartWare International Inc.	25,917	1,897
*	Integra LifeSciences Holdings Corp.	47,022	1,893
*	Wright Medical Group Inc.	71,995	1,878
*	Array BioPharma Inc.	297,914	1,853

*	Bio-Reference Labs Inc.	60,645	1,812
*	ICU Medical Inc.	24,373	1,656
*,^ Vivus Inc.		176,526	1,645
*,^ MannKind Corp.		287,819	1,641
*	ABIOMED Inc.	85,429	1,629
*	Emergent Biosolutions Inc.	85,314	1,625
*	Quintiles Transnational Holdings Inc.	35,263	1,583
*	Amedisys Inc.	90,758	1,563
*	NuVasive Inc.	63,292	1,550
*	Idenix Pharmaceuticals Inc.	295,749	1,541
*	Molina Healthcare Inc.	43,209	1,538
*,^ Accuray Inc.		204,074	1,508
*	Keryx Biopharmaceuticals Inc.	148,329	1,498
*	Optimer Pharmaceuticals Inc.	118,697	1,496
*	AVANIR Pharmaceuticals Inc.	352,053	1,493
*	Cerus Corp.	222,236	1,491
	Meridian Bioscience Inc.	62,091	1,468
*	MAKO Surgical Corp.	48,362	1,427
*	Corvel Corp.	38,288	1,416
*	Hanger Inc.	41,823	1,412
*	Momenta Pharmaceuticals Inc.	98,115	1,412
*	Affymetrix Inc.	224,329	1,391
*	Capital Senior Living Corp.	65,391	1,383
*	Genomic Health Inc.	44,585	1,363
*	AMAG Pharmaceuticals Inc.	63,346	1,361
*,^ Dendreon Corp.		454,663	1,332
*	BioCryst Pharmaceuticals Inc.	182,120	1,326
*	Healthways Inc.	70,495	1,305
*	Cadence Pharmaceuticals Inc.	194,356	1,226
*	Albany Molecular Research Inc.	92,437	1,192
*	Anacor Pharmaceuticals Inc.	111,952	1,189
*	Quidel Corp.	41,207	1,170
*	Anika Therapeutics Inc.	48,746	1,168
	Ensign Group Inc.	27,774	1,142
*	Neurocrine Biosciences Inc.	100,677	1,140
*,^ Ampio Pharmaceuticals Inc.		150,862	1,131
*	Emeritus Corp.	60,376	1,119
*	AngioDynamics Inc.	83,367	1,100
*	Endologix Inc.	67,842	1,094
*	Natus Medical Inc.	76,887	1,090
*	Ligand Pharmaceuticals Inc. Class B	25,054	1,084
*	Curis Inc.	242,304	1,081
*	BioScrip Inc.	122,086	1,072
	Kindred Healthcare Inc.	79,272	1,065
*	Depomed Inc.	140,821	1,053
*	Accretive Health Inc.	115,042	1,049
*	Alliance HealthCare Services Inc.	37,503	1,038
*	Raptor Pharmaceutical Corp.	67,744	1,012
*	Lexicon Pharmaceuticals Inc.	426,596	1,011
*	NxStage Medical Inc.	75,625	995
*	Geron Corp.	295,518	990
*	IPC The Hospitalist Co. Inc.	18,584	948
*	Cynosure Inc. Class A	40,412	922
	Hi-Tech Pharmacal Co. Inc.	21,330	920
*	Luminex Corp.	45,138	903
*	Antares Pharma Inc.	218,527	887
	Atrion Corp.	3,305	855

	Almost Family Inc.	43,107	838
	Invacare Corp.	46,777	808
*	Alphatec Holdings Inc.	409,579	807
*	Cutera Inc.	90,500	805
*	Gentiva Health Services Inc.	65,245	786
*	Arqule Inc.	332,285	774
*	Immunomedics Inc.	124,718	772
*	Omnicell Inc.	32,276	764
	Spectrum Pharmaceuticals Inc.	89,611	752
*	Furiex Pharmaceuticals Inc.	16,618	731
*	BioTelemetry Inc.	72,259	716
*	Hyperion Therapeutics Inc.	26,250	686
*	Exactech Inc.	33,289	671
*	Athersys Inc.	408,002	669
*	HealthStream Inc.	17,627	668
*	Chelsea Therapeutics International Ltd.	219,470	661
*	Symmetry Medical Inc.	80,029	653
*	Achillion Pharmaceuticals Inc.	215,311	650
*,^ Omeros Corp.		65,872	642
*	Spectranetics Corp.	36,547	613
*	Agenus Inc.	216,311	599
*	Addus HomeCare Corp.	20,395	591
*	Endocyte Inc.	43,345	578
*	AcelRx Pharmaceuticals Inc.	52,886	570
*	AVEO Pharmaceuticals Inc.	271,868	563
*	Biotime Inc.	142,071	540
*	Merit Medical Systems Inc.	43,528	528
*	Dynavax Technologies Corp.	436,616	524
*	Vanguard Health Systems Inc.	24,543	516
*	Biolase Inc.	261,315	499
	CryoLife Inc.	69,931	490
*	PharMerica Corp.	36,726	487
*	Orexigen Therapeutics Inc.	77,107	473
*	AtriCure Inc.	42,910	471
*	NewLink Genetics Corp.	24,847	467
*	Five Star Quality Care Inc.	85,876	444
*,^ Anthera Pharmaceuticals Inc. Class A		106,968	430
*	Sciclone Pharmaceuticals Inc.	83,071	421
	Select Medical Holdings Corp.	51,092	412
*	OraSure Technologies Inc.	68,580	412
*	Novavax Inc.	128,191	405
*	Sangamo Biosciences Inc.	38,652	405
*	Alexza Pharmaceuticals Inc.	79,035	405
*	Orthofix International NV	19,031	397
*	Rigel Pharmaceuticals Inc.	109,592	392
*	Repros Therapeutics Inc.	14,324	384
*	LHC Group Inc.	16,354	384
*	Triple-S Management Corp. Class B	19,212	353
*,^ ANI Pharmaceuticals Inc.		33,906	331
*	Insmed Inc.	20,827	325
	Universal American Corp.	42,372	323
*	Tornier NV	16,649	322
*,^ Acura Pharmaceuticals Inc.		168,625	320
*	SurModics Inc.	13,357	318
*	KYTHERA Biopharmaceuticals Inc.	6,826	312
*	Cytokinetics Inc.	40,087	304
	US Physical Therapy Inc.	9,458	294

*,^ Biodel Inc.		92,801	292
*	Staar Surgical Co.	21,157	286
*	BioSpecifics Technologies Corp.	14,104	275
	National Healthcare Corp.	5,758	272
*	Merrimack Pharmaceuticals Inc.	66,537	253
*	Durect Corp.	186,005	249
*	Fluidigm Corp.	11,320	248
*	Columbia Laboratories Inc.	32,526	236
*	Cytori Therapeutics Inc.	100,333	234
*	Alimera Sciences Inc.	62,039	233
*	Hansen Medical Inc.	129,025	231
*	Sequenom Inc.	85,701	229
*	Catalyst Pharmaceutical Partners Inc.	70,842	216
*	MiMedx Group Inc.	50,908	212
*	Inovio Pharmaceuticals Inc.	100,548	208
	Enzon Pharmaceuticals Inc.	123,147	207
*,^ Apricus Biosciences Inc.		98,322	206
*	Cell Therapeutics Inc.	122,993	202
*	Corcept Therapeutics Inc.	126,035	200
*	Osiris Therapeutics Inc.	11,967	199
*	Harvard Bioscience Inc.	37,834	199
*	GenMark Diagnostics Inc.	16,232	197
*	Synergy Pharmaceuticals Inc.	41,723	191
*	Cardiovascular Systems Inc.	9,375	188
*	XenoPort Inc.	31,708	180
*	Rochester Medical Corp.	8,946	179
*	Accelerate Diagnostics Inc.	13,293	178
*	Navidea Biopharmaceuticals Inc.	60,110	159
*	Enzo Biochem Inc.	62,908	159
*	Pozen Inc.	27,102	155
*	Vascular Solutions Inc.	9,169	154
*	Vanda Pharmaceuticals Inc.	13,319	146
*	NeoGenomics Inc.	48,442	145
*,^ Venaxis Inc.		73,233	142
*	BSD Medical Corp.	102,783	141
*,^ ZIOPHARM Oncology Inc.		35,503	140
*	Peregrine Pharmaceuticals Inc.	98,096	138
*	Progenics Pharmaceuticals Inc.	27,461	138
*	ChemoCentryx Inc.	24,719	137
*	RTI Surgical Inc.	36,662	137
*	Intercept Pharmaceuticals Inc.	1,958	135
	Pain Therapeutics Inc.	48,537	132
*	Hooper Holmes Inc.	264,738	124
*	Bovie Medical Corp.	43,121	122
*	Lannett Co. Inc.	5,516	120
*	Chindex International Inc.	7,031	120
*	Medical Action Industries Inc.	17,692	117
*	Targacept Inc.	21,867	116
	LeMaitre Vascular Inc.	17,245	116
*,^ GTx Inc.		56,394	113
*,^ Celsion Corp.		95,591	110
*	Rockwell Medical Inc.	9,438	108
*	Coronado Biosciences Inc.	15,081	106
*	Foundation Medicine Inc.	2,595	103
*	Digirad Corp.	40,423	102
*	Agios Pharmaceuticals Inc.	3,464	97
*	Aastrom Biosciences Inc.	340,595	94

*	Sagent Pharmaceuticals Inc.	4,465	91
*	Cornerstone Therapeutics Inc.	9,362	88
*	CytRx Corp.	26,804	87
*	LCA-Vision Inc.	23,998	86
*	Synta Pharmaceuticals Corp.	13,525	85
*	Repligen Corp.	7,693	85
*	Oncothyreon Inc.	39,256	81
*	SIGA Technologies Inc.	20,690	79
*	AdCare Health Systems Inc.	19,516	79
*	Zalicus Inc.	60,226	72
*	Derma Sciences Inc.	5,826	72
*	Synergetics USA Inc.	15,077	69
*	BioDelivery Sciences International Inc.	12,034	65
*	BIND Therapeutics Inc.	4,622	65
*	BG Medicine Inc.	69,092	64
	Psychemedics Corp.	4,661	62
*	Horizon Pharma Inc.	17,834	60
*,^ Unilife Corp.		17,445	58
*	Receptos Inc.	2,203	57
*	XOMA Corp.	12,768	57
*	IGI Laboratories Inc.	31,085	57
*	Ophthotech Corp.	1,872	56
*	Cleveland Biolabs Inc.	35,300	55
*	Baxano Surgical Inc.	39,305	55
*,^ Savient Pharmaceuticals Inc.		80,765	50
*	Cumberland Pharmaceuticals Inc.	10,775	49
*	Epizyme Inc.	1,200	48
*	RadNet Inc.	18,952	46
*	InfuSystems Holdings Inc.	34,480	45
*	Threshold Pharmaceuticals Inc.	9,500	44
*	Bluebird Bio Inc.	1,600	43
*	Solta Medical Inc.	19,857	41
*	Theragenics Corp.	18,481	40
*	Discovery Laboratories Inc.	19,888	39
*	Portola Pharmaceuticals Inc.	1,410	38
*	Entremed Inc.	20,962	37
*	Mast Therapeutics Inc.	81,953	36
*	Chimerix Inc.	1,590	35
*	Vical Inc.	24,716	31
	MGC Diagnostics Corp.	2,800	31
*	iBio Inc.	57,800	25
*	Delcath Systems Inc.	75,773	25
*	Cardica Inc.	17,675	23
*	Hemispherx Biopharma Inc.	96,879	23
*	Oculus Innovative Sciences Inc.	7,757	21
*	EnteroMedics Inc.	15,931	20
*	Transcept Pharmaceuticals Inc.	5,840	19
*	Wright Medical Group Inc. Rights Exp. 12/31/2049	50,806	18
*	OncoGenex Pharmaceutical Inc.	1,867	17
*	ERBA Diagnostics Inc.	11,606	17
*	MEI Pharma Inc.	1,325	15
*	ThermoGenesis Corp.	14,114	15
*	Skilled Healthcare Group Inc.	3,397	15
*	Neuralstem Inc.	4,645	13
*	Pernix Therapeutics Holdings	4,205	11
*	Cel-Sci Corp.	5,176	9
*	MELA Sciences Inc.	9,482	7

* Galena Biopharma Inc.	2,793	6
* Amicus Therapeutics Inc.	2,697	6
Birner Dental Management Services Inc.	265	5
Utah Medical Products Inc.	68	4
* Heska Corp.	591	4
* LipoScience Inc.	647	3
* StemCells Inc.	1,892	3
* Stereotaxis Inc.	864	3
Diversicare Healthcare Services Inc.	500	3
* CAS Medical Systems Inc.	1,800	2
* Nanosphere Inc.	659	1
Daxor Corp.	161	1
* Sucampo Pharmaceuticals Inc. Class A	158	1
* ProPhase Labs Inc.	465	1
* VirtualScopics Inc.	80	—
* Vision Sciences Inc.	140	—
		3,921,868
Industrials (13.3%)
General Electric Co.	17,954,961	428,944
United Technologies Corp.	1,617,691	174,419
Boeing Co.	1,330,217	156,300
3M Co.	1,205,093	143,900
Union Pacific Corp.	817,884	127,050
United Parcel Service Inc. Class B	1,272,884	116,303
Honeywell International Inc.	1,383,791	114,910
Caterpillar Inc.	1,141,850	95,196
Accenture plc Class A	1,136,977	83,727
Emerson Electric Co.	1,262,607	81,691
Danaher Corp.	1,042,454	72,263
Lockheed Martin Corp.	565,903	72,181
Automatic Data Processing Inc.	852,339	61,692
FedEx Corp.	529,541	60,426
Precision Castparts Corp.	257,021	58,405
Eaton Corp. plc	835,533	57,518
Illinois Tool Works Inc.	751,691	57,331
Deere & Co.	675,040	54,941
General Dynamics Corp.	586,094	51,295
CSX Corp.	1,796,429	46,240
Raytheon Co.	570,438	43,964
Cummins Inc.	330,149	43,867
* LinkedIn Corp. Class A	174,962	43,051
Norfolk Southern Corp.	550,052	42,547
Northrop Grumman Corp.	405,873	38,663
TE Connectivity Ltd.	729,733	37,786
PACCAR Inc.	624,258	34,746
Waste Management Inc.	785,384	32,389
Ingersoll-Rand plc	487,561	31,662
Agilent Technologies Inc.	583,294	29,894
WW Grainger Inc.	110,323	28,873
Parker Hannifin Corp.	263,043	28,598
Tyco International Ltd.	815,379	28,522
Sherwin-Williams Co.	154,080	28,070
Dover Corp.	300,981	27,037
Rockwell Automation Inc.	245,464	26,250
Fastenal Co.	471,234	23,679
Paychex Inc.	580,102	23,575
Roper Industries Inc.	174,954	23,246

* Fiserv Inc.	229,427	23,184
Pentair Ltd.	351,387	22,819
Amphenol Corp. Class A	280,841	21,731
Fidelity National Information Services Inc.	463,889	21,543
Kansas City Southern	194,468	21,267
Xerox Corp.	2,064,823	21,247
Fluor Corp.	287,616	20,409
AMETEK Inc.	430,857	19,828
* Stericycle Inc.	151,719	17,508
* Alliance Data Systems Corp.	82,168	17,376
* Verisk Analytics Inc. Class A	266,589	17,318
CH Robinson Worldwide Inc.	282,339	16,816
Rockwell Collins Inc.	238,362	16,175
Expeditors International of Washington Inc.	364,098	16,042
Republic Services Inc. Class A	479,063	15,982
Flowserve Corp.	251,317	15,680
Pall Corp.	196,799	15,161
ADT Corp.	352,704	14,341
L-3 Communications Holdings Inc.	150,322	14,205
Textron Inc.	495,194	13,672
* B/E Aerospace Inc.	184,987	13,656
* Trimble Navigation Ltd.	453,141	13,463
Masco Corp.	629,660	13,399
Rock Tenn Co. Class A	126,997	12,861
* Jacobs Engineering Group Inc.	220,284	12,816
* Mettler-Toledo International Inc.	53,096	12,748
* FleetCor Technologies Inc.	115,552	12,729
Towers Watson & Co. Class A	115,312	12,334
Fortune Brands Home & Security Inc.	292,768	12,188
MeadWestvaco Corp.	313,186	12,020
Vulcan Materials Co.	229,319	11,881
Ball Corp.	261,692	11,745
TransDigm Group Inc.	83,463	11,576
JB Hunt Transport Services Inc.	154,968	11,302
* Crown Holdings Inc.	252,761	10,687
* Quanta Services Inc.	370,969	10,205
Wabtec Corp.	161,410	10,148
Avnet Inc.	242,045	10,096
Manpowergroup Inc.	138,213	10,054
* Flextronics International Ltd.	1,099,651	9,996
Packaging Corp. of America	173,180	9,887
Donaldson Co. Inc.	258,680	9,863
AGCO Corp.	163,248	9,863
Lincoln Electric Holdings Inc.	146,052	9,730
* United Rentals Inc.	165,575	9,651
Hubbell Inc. Class B	91,991	9,635
Joy Global Inc.	187,689	9,580
IDEX Corp.	144,634	9,437
Sealed Air Corp.	345,913	9,405
Waste Connections Inc.	207,037	9,402
Timken Co.	152,157	9,190
Xylem Inc.	327,112	9,136
Robert Half International Inc.	233,320	9,106
MDU Resources Group Inc.	316,753	8,860
Total System Services Inc.	300,825	8,850
Cintas Corp.	172,767	8,846
Valspar Corp.	139,048	8,820

* Owens-Illinois Inc.	290,158	8,711
* Colfax Corp.	152,734	8,628
* Arrow Electronics Inc.	176,888	8,584
KBR Inc.	261,265	8,528
* Sensata Technologies Holding NV	217,052	8,307
Iron Mountain Inc.	303,681	8,205
* CoStar Group Inc.	48,010	8,061
Martin Marietta Materials Inc.	81,750	8,025
Graco Inc.	108,333	8,023
Carlisle Cos. Inc.	112,219	7,888
FLIR Systems Inc.	250,826	7,876
* Kirby Corp.	90,151	7,803
* Oshkosh Corp.	154,931	7,589
* Owens Corning	199,505	7,577
PerkinElmer Inc.	197,833	7,468
Jack Henry & Associates Inc.	143,767	7,420
Molex Inc. Class A	190,186	7,280
* Genesee & Wyoming Inc. Class A	77,786	7,232
URS Corp.	133,651	7,184
Nordson Corp.	96,279	7,089
Bemis Co. Inc.	181,588	7,084
MSC Industrial Direct Co. Inc. Class A	86,975	7,075
Jabil Circuit Inc.	322,070	6,982
Acuity Brands Inc.	75,769	6,972
Aptargroup Inc.	115,400	6,939
Sonoco Products Co.	178,100	6,935
Global Payments Inc.	134,303	6,860
* Hexcel Corp.	176,415	6,845
Broadridge Financial Solutions Inc.	213,228	6,770
Babcock & Wilcox Co.	197,296	6,653
FEI Co.	73,859	6,485
Triumph Group Inc.	91,878	6,452
AO Smith Corp.	140,190	6,337
Kennametal Inc.	138,771	6,328
Trinity Industries Inc.	139,224	6,314
* Terex Corp.	186,828	6,277
Valmont Industries Inc.	44,958	6,245
SPX Corp.	72,172	6,109
* WEX Inc.	68,729	6,031
Lennox International Inc.	79,675	5,996
* WESCO International Inc.	78,128	5,979
Huntington Ingalls Industries Inc.	88,301	5,951
ITT Corp.	159,579	5,737
* Clean Harbors Inc.	95,652	5,611
Alliant Techsystems Inc.	56,726	5,534
Ryder System Inc.	92,590	5,528
Toro Co.	101,275	5,504
National Instruments Corp.	176,519	5,460
* NeuStar Inc. Class A	109,830	5,434
Eagle Materials Inc.	74,501	5,405
* Vantiv Inc. Class A	192,507	5,379
* AECOM Technology Corp.	171,967	5,377
* Genpact Ltd.	284,095	5,364
* Teledyne Technologies Inc.	62,858	5,339
* Old Dominion Freight Line Inc.	114,263	5,255
Exelis Inc.	332,502	5,224
* Spirit Aerosystems Holdings Inc. Class A	213,386	5,172

MAXIMUS Inc.	114,522	5,158
Generac Holdings Inc.	120,921	5,156
Regal-Beloit Corp.	75,632	5,138
EnerSys Inc.	84,247	5,108
RR Donnelley & Sons Co.	321,105	5,073
Crane Co.	82,046	5,060
Belden Inc.	77,378	4,956
CLARCOR Inc.	88,058	4,890
Actuant Corp. Class A	123,205	4,785
Lender Processing Services Inc.	142,999	4,758
* USG Corp.	163,130	4,662
* Foster Wheeler AG	176,608	4,652
Manitowoc Co. Inc.	236,222	4,625
Landstar System Inc.	82,129	4,598
Cognex Corp.	145,960	4,577
World Fuel Services Corp.	122,125	4,556
Woodward Inc.	108,874	4,445
EMCOR Group Inc.	112,537	4,404
* Louisiana-Pacific Corp.	248,239	4,367
* CoreLogic Inc.	160,284	4,336
Corporate Executive Board Co.	59,405	4,314
Con-way Inc.	99,968	4,308
* Moog Inc. Class A	73,412	4,307
Watsco Inc.	44,973	4,240
* Anixter International Inc.	47,971	4,205
Covanta Holding Corp.	196,137	4,193
* Zebra Technologies Corp.	89,895	4,093
* DigitalGlobe Inc.	125,970	3,983
* Esterline Technologies Corp.	49,811	3,979
GATX Corp.	82,315	3,912
* Advisory Board Co.	63,529	3,779
Deluxe Corp.	89,702	3,737
* Armstrong World Industries Inc.	67,903	3,732
Silgan Holdings Inc.	78,430	3,686
Air Lease Corp. Class A	132,220	3,657
HEICO Corp. Class A	72,679	3,644
Harsco Corp.	142,758	3,555
Curtiss-Wright Corp.	75,000	3,522
Applied Industrial Technologies Inc.	67,152	3,458
* Graphic Packaging Holding Co.	401,241	3,435
* Navistar International Corp.	92,625	3,379
* Euronet Worldwide Inc.	84,363	3,358
IPG Photonics Corp.	59,348	3,342
* MasTec Inc.	109,352	3,313
* MWI Veterinary Supply Inc.	21,573	3,222
* OSI Systems Inc.	42,309	3,151
Convergys Corp.	167,114	3,133
Littelfuse Inc.	39,648	3,101
* Vishay Intertechnology Inc.	231,947	2,990
* Swift Transportation Co.	147,806	2,984
* Tetra Tech Inc.	114,659	2,969
* VistaPrint NV	52,367	2,960
* Cardtronics Inc.	79,688	2,956
United Stationers Inc.	67,772	2,948
Mine Safety Appliances Co.	55,898	2,885
* Benchmark Electronics Inc.	124,448	2,849
* Itron Inc.	66,473	2,847

* On Assignment Inc.	85,665	2,827
Barnes Group Inc.	80,232	2,802
TAL International Group Inc.	59,774	2,793
* WageWorks Inc.	54,033	2,726
Watts Water Technologies Inc. Class A	48,016	2,707
* RBC Bearings Inc.	40,757	2,685
UniFirst Corp.	25,587	2,672
Greif Inc. Class A	54,475	2,671
G&K Services Inc. Class A	44,102	2,663
Coherent Inc.	43,327	2,662
General Cable Corp.	83,629	2,655
* Berry Plastics Group Inc.	132,954	2,655
Franklin Electric Co. Inc.	67,382	2,655
Heartland Payment Systems Inc.	66,577	2,644
Mueller Industries Inc.	47,385	2,638
UTi Worldwide Inc.	174,457	2,636
* Trimas Corp.	70,599	2,633
ABM Industries Inc.	98,805	2,630
* Sanmina Corp.	148,514	2,597
CIRCOR International Inc.	41,698	2,593
* Hub Group Inc. Class A	66,019	2,590
* FTI Consulting Inc.	68,442	2,587
* Proto Labs Inc.	33,762	2,579
Aircastle Ltd.	145,393	2,531
* Texas Industries Inc.	37,925	2,515
* Outerwall Inc.	49,751	2,487
* Mobile Mini Inc.	73,010	2,487
Brady Corp. Class A	80,832	2,465
Albany International Corp.	68,145	2,444
* Veeco Instruments Inc.	65,305	2,431
AZZ Inc.	57,999	2,428
Brink's Co.	84,083	2,380
Simpson Manufacturing Co. Inc.	72,655	2,366
* PHH Corp.	94,513	2,244
* Plexus Corp.	59,906	2,228
* Universal Display Corp.	68,938	2,208
AAR Corp.	77,704	2,124
Raven Industries Inc.	63,540	2,078
Methode Electronics Inc.	73,819	2,067
* Atlas Air Worldwide Holdings Inc.	44,106	2,034
Acacia Research Corp.	88,158	2,033
* Orbital Sciences Corp.	95,008	2,012
Sturm Ruger & Co. Inc.	32,034	2,006
Mueller Water Products Inc. Class A	250,459	2,001
AAON Inc.	73,346	1,948
Molex Inc.	50,563	1,948
Allison Transmission Holdings Inc.	77,710	1,947
Granite Construction Inc.	62,582	1,915
* GenCorp Inc.	117,403	1,882
Apogee Enterprises Inc.	63,037	1,871
ESCO Technologies Inc.	55,819	1,855
* GrafTech International Ltd.	218,595	1,847
Matson Inc.	69,772	1,830
Forward Air Corp.	45,335	1,829
Kaydon Corp.	51,440	1,827
* Checkpoint Systems Inc.	109,214	1,824
* Wesco Aircraft Holdings Inc.	86,059	1,801

Myers Industries Inc.	88,324	1,776
Astec Industries Inc.	49,054	1,764
Exponent Inc.	24,414	1,754
* Greatbatch Inc.	50,403	1,715
Altra Holdings Inc.	63,488	1,708
Werner Enterprises Inc.	71,567	1,670
* FARO Technologies Inc.	39,580	1,669
* II-VI Inc.	88,340	1,663
Knight Transportation Inc.	100,570	1,661
Insperity Inc.	44,041	1,656
Standex International Corp.	27,656	1,643
* Huron Consulting Group Inc.	31,173	1,640
* Greenbrier Cos. Inc.	63,612	1,573
* EnPro Industries Inc.	26,000	1,565
* DXP Enterprises Inc.	19,794	1,563
Badger Meter Inc.	33,118	1,540
* HD Supply Holdings Inc.	68,811	1,512
* Aegion Corp. Class A	62,994	1,495
Comfort Systems USA Inc.	88,105	1,481
* AMN Healthcare Services Inc.	107,371	1,477
Heartland Express Inc.	104,102	1,477
* Consolidated Graphics Inc.	26,347	1,477
Cubic Corp.	27,383	1,470
MTS Systems Corp.	22,723	1,462
CTS Corp.	92,321	1,456
Barrett Business Services Inc.	21,550	1,451
Black Box Corp.	46,953	1,439
* Federal Signal Corp.	108,907	1,402
* Korn/Ferry International	64,551	1,381
Arkansas Best Corp.	53,517	1,374
Materion Corp.	42,345	1,358
Otter Tail Corp.	48,904	1,350
Tennant Co.	21,746	1,348
* American Woodmark Corp.	38,754	1,343
* ExlService Holdings Inc.	46,843	1,334
Lindsay Corp.	16,299	1,330
* Rogers Corp.	22,278	1,325
Daktronics Inc.	117,208	1,312
* Advanced Emissions Solutions Inc.	30,683	1,311
Alamo Group Inc.	26,642	1,303
EVERTEC Inc.	58,023	1,289
* H&E Equipment Services Inc.	47,822	1,270
Kaman Corp.	33,124	1,254
* AM Castle & Co.	77,451	1,247
* Powell Industries Inc.	20,037	1,228
American Science & Engineering Inc.	20,349	1,227
* TeleTech Holdings Inc.	48,774	1,224
* Rofin-Sinar Technologies Inc.	49,661	1,202
Universal Forest Products Inc.	27,894	1,174
* Anaren Inc.	46,049	1,174
American Railcar Industries Inc.	29,542	1,159
* Dice Holdings Inc.	135,488	1,153
* CBIZ Inc.	154,943	1,153
* Global Cash Access Holdings Inc.	146,855	1,147
US Ecology Inc.	37,767	1,138
AVX Corp.	86,504	1,136
* Rexnord Corp.	54,464	1,133

Schnitzer Steel Industries Inc.	40,990	1,129
Ennis Inc.	62,366	1,125
* Ducommun Inc.	38,611	1,107
* TrueBlue Inc.	45,972	1,104
Marten Transport Ltd.	64,284	1,102
McGrath RentCorp	30,732	1,097
* Trex Co. Inc.	22,035	1,091
* Measurement Specialties Inc.	20,121	1,091
Heidrick & Struggles International Inc.	56,967	1,086
* Meritor Inc.	136,937	1,076
Celadon Group Inc.	56,947	1,063
* Astronics Corp.	21,331	1,060
* Builders FirstSource Inc.	178,387	1,049
* Franklin Covey Co.	57,584	1,034
* Tutor Perini Corp.	48,117	1,026
* Park-Ohio Holdings Corp.	26,679	1,025
Gorman-Rupp Co.	25,484	1,022
* Monster Worldwide Inc.	230,596	1,019
* Era Group Inc.	37,400	1,017
Textainer Group Holdings Ltd.	26,813	1,015
Dynamic Materials Corp.	43,394	1,006
* Headwaters Inc.	111,534	1,003
Griffon Corp.	79,384	995
Quanex Building Products Corp.	52,831	995
* Taser International Inc.	65,866	982
* Accuride Corp.	190,380	979
Primoris Services Corp.	37,387	952
ManTech International Corp. Class A	31,995	920
* Sykes Enterprises Inc.	51,044	914
* EnerNOC Inc.	60,744	911
* Navigant Consulting Inc.	58,567	905
* GP Strategies Corp.	34,397	902
* Imperva Inc.	21,264	894
* Information Services Group Inc.	215,042	890
Michael Baker Corp.	21,907	887
Booz Allen Hamilton Holding Corp.	44,955	869
* Engility Holdings Inc.	27,290	866
* LifeLock Inc.	57,113	847
* Air Transport Services Group Inc.	112,154	840
* Furmanite Corp.	82,577	818
* Team Inc.	20,176	802
* Layne Christensen Co.	40,127	801
Cass Information Systems Inc.	14,946	798
* CRA International Inc.	42,711	795
Hyster-Yale Materials Handling Inc.	8,787	788
* Columbus McKinnon Corp.	32,735	787
Sun Hydraulics Corp.	21,309	772
Electro Scientific Industries Inc.	65,891	772
* Roadrunner Transportation Systems Inc.	27,181	768
Quad/Graphics Inc.	24,869	755
* Wabash National Corp.	64,596	753
* Aeroflex Holding Corp.	106,865	752
Graham Corp.	20,640	746
* ExamWorks Group Inc.	28,527	741
Encore Wire Corp.	18,729	739
* Pacer International Inc.	118,375	733
* TTM Technologies Inc.	73,017	712

*	Bazaarvoice Inc.	78,232	710
	CDI Corp.	46,283	709
*	Saia Inc.	22,577	704
*	ARC Document Solutions Inc.	152,149	698
	Resources Connection Inc.	50,079	680
	LB Foster Co. Class A	14,744	674
	Coleman Cable Inc.	31,669	669
*	ServiceSource International Inc.	54,970	664
	Park Electrochemical Corp.	22,921	657
*	Smith & Wesson Holding Corp.	59,259	651
*	Fabrinet	38,105	642
	Argan Inc.	29,195	641
	Electro Rent Corp.	35,353	641
	John Bean Technologies Corp.	25,507	635
	Crawford & Co. Class B	63,779	619
*	ICF International Inc.	17,247	611
	Houston Wire & Cable Co.	45,211	609
	Kforce Inc.	34,320	607
*	Landec Corp.	49,608	605
*	Dolan Co.	266,412	602
	Landauer Inc.	11,734	601
	Kadant Inc.	17,794	598
	NN Inc.	38,316	596
*	Echelon Corp.	248,129	593
*	Aerovironment Inc.	25,628	592
	Ceco Environmental Corp.	41,453	584
*	Capstone Turbine Corp.	489,758	578
*	Thermon Group Holdings Inc.	24,865	575
	Kelly Services Inc. Class A	29,482	574
*	Boise Cascade Co.	21,200	571
*	Lionbridge Technologies Inc.	153,882	568
*	Cross Country Healthcare Inc.	89,559	543
*	Nortek Inc.	7,863	540
*	Northwest Pipe Co.	16,293	536
	Great Lakes Dredge & Dock Corp.	72,193	536
	Insteel Industries Inc.	32,649	526
*,^ Nuverra Environmental Solutions Inc.		226,090	518
	Multi-Color Corp.	15,124	513
*	Gibraltar Industries Inc.	35,358	504
*	Quality Distribution Inc.	54,130	500
*	BlueLinx Holdings Inc.	255,466	498
*	Kratos Defense & Security Solutions Inc.	59,962	496
*	American Superconductor Corp.	211,798	496
*	Cenveo Inc.	167,766	495
	Crawford & Co. Class A	66,440	488
	Hardinge Inc.	31,326	484
*	PowerSecure International Inc.	30,035	482
*	Newport Corp.	30,605	478
*	Lydall Inc.	27,660	475
*	CAI International Inc.	20,182	470
	Universal Technical Institute Inc.	38,410	466
*	RPX Corp.	26,417	463
	Kimball International Inc. Class B	40,324	447
*	Commercial Vehicle Group Inc.	56,013	446
*	United States Lime & Minerals Inc.	7,516	440
*,^ Eagle Bulk Shipping Inc.		59,619	428
*	AEP Industries Inc.	5,711	424

	HEICO Corp.	6,246	423
*	ModusLink Global Solutions Inc.	153,608	421
*	Maxwell Technologies Inc.	45,888	417
	Miller Industries Inc.	24,364	414
*	Echo Global Logistics Inc.	19,481	408
	NACCO Industries Inc. Class A	7,289	404
	International Shipholding Corp.	14,524	399
*	Kemet Corp.	95,179	398
*	Flow International Corp.	99,075	395
*	XPO Logistics Inc.	17,735	384
*	Covenant Transportation Group Inc. Class A	59,775	379
*	Multi-Fineline Electronix Inc.	23,168	376
	PAM Transportation Services Inc.	20,394	357
	Bel Fuse Inc. Class B	20,121	351
*	Energy Recovery Inc.	48,072	349
*	Orion Marine Group Inc.	33,320	347
*	InnerWorkings Inc.	35,119	345
*	NVE Corp.	6,690	341
*	Casella Waste Systems Inc. Class A	59,008	339
*	MYR Group Inc.	13,959	339
	Viad Corp.	13,137	328
*,^ ExOne Co.		7,579	323
	Spartan Motors Inc.	52,914	321
*	Ameresco Inc. Class A	31,473	315
	Eastern Co.	18,495	299
	LSI Industries Inc.	35,369	299
	Global Power Equipment Group Inc.	14,735	296
*	Higher One Holdings Inc.	37,954	291
*	Heritage-Crystal Clean Inc.	16,039	289
*,^ Genco Shipping & Trading Ltd.		71,514	281
*	Active Power Inc.	91,667	267
*	Fuel Tech Inc.	60,481	264
*	CUI Global Inc.	45,438	262
*	Vishay Precision Group Inc.	17,513	255
*,^ ClearSign Combustion Corp.		36,597	254
*	Rentrak Corp.	7,435	243
	Pike Electric Corp.	21,387	242
	Innovative Solutions & Support Inc.	28,738	229
*	Odyssey Marine Exploration Inc.	74,618	225
*	Patrick Industries Inc.	7,250	218
*	PRGX Global Inc.	32,040	201
*	Lawson Products Inc.	19,089	197
	Mesa Laboratories Inc.	2,907	197
*	Zygo Corp.	12,190	195
*	Astronics Corp. Class B	3,892	194
*	Broadwind Energy Inc.	24,713	193
*	Sterling Construction Co. Inc.	20,700	191
*	Harris Interactive Inc.	93,477	187
*	US Concrete Inc.	9,307	187
*	Intevac Inc.	30,977	182
*	Vicor Corp.	21,627	177
*	CTPartners Executive Search Inc.	38,600	176
*	Mistras Group Inc.	9,970	169
*	Metalico Inc.	119,793	168
*	Rubicon Technology Inc.	13,744	166
*	NCI Building Systems Inc.	12,819	163
*	Adept Technology Inc.	22,010	158

*	Innotrac Corp.	28,467	148
	Hurco Cos. Inc.	5,660	146
*	Ballantyne Strong Inc.	34,205	146
*	API Technologies Corp.	45,086	132
*	UFP Technologies Inc.	5,749	131
*	Taminco Corp.	6,227	126
*	LMI Aerospace Inc.	9,175	123
*	PGT Inc.	11,778	117
*	Hudson Global Inc.	35,653	116
	Lincoln Educational Services Corp.	23,818	110
*	GSI Group Inc.	11,324	108
*	Xerium Technologies Inc.	8,965	104
*	StarTek Inc.	15,981	103
*	CyberOptics Corp.	16,435	102
	FreightCar America Inc.	4,922	102
*	TRC Cos. Inc.	13,553	100
*	Willis Lease Finance Corp.	6,194	97
*	Magnetek Inc.	5,279	93
*	American Electric Technologies Inc.	13,170	93
	Twin Disc Inc.	3,509	92
	Richardson Electronics Ltd.	7,894	90
	Standard Register Co.	8,409	87
*	Official Payments Holdings Inc. Class B	10,323	86
*,^ Revolution Lighting Technologies Inc.		31,452	81
	Frequency Electronics Inc.	6,878	80
*	Hill International Inc.	24,339	80
*	Tecumseh Products Co. Class A	8,870	79
*	Power Solutions International Inc.	1,342	79
	National Research Corp. Class B	2,635	79
*,^ Erickson Air-Crane Inc.		4,909	77
*	Patriot Transportation Holding Inc.	2,185	74
*	Document Security Systems Inc.	64,650	74
*	BTU International Inc.	23,344	73
*	UQM Technologies Inc.	37,845	69
*	YRC Worldwide Inc.	4,052	68
*	Goldfield Corp.	37,495	65
*	M/A-COM Technology Solutions Holdings Inc.	3,736	64
*	USA Truck Inc.	7,058	63
*	Arotech Corp.	32,733	57
*	Key Technology Inc.	3,973	55
*	Perma-Fix Environmental Services	74,657	54
	Douglas Dynamics Inc.	3,473	51
	Allied Motion Technologies Inc.	6,239	50
	Sypris Solutions Inc.	15,958	50
*	Orion Energy Systems Inc.	13,116	49
*	Swisher Hygiene Inc.	78,737	48
*	Radiant Logistics Inc.	19,700	45
*	Altair Nanotechnologies Inc.	17,121	45
*	AeroCentury Corp.	2,175	44
*	Supreme Industries Inc. Class A	6,861	44
*	SL Industries Inc.	1,698	42
	VSE Corp.	875	41
*	GSE Holding Inc.	19,010	40
*	Ultralife Corp.	9,678	39
*	PMFG Inc.	4,555	34
*	Synthesis Energy Systems Inc.	43,351	32
*	Planar Systems Inc.	16,117	29

*	Microvision Inc.	16,405	29
	Bel Fuse Inc. Class A	1,477	26
*	Mattersight Corp.	6,659	25
*	Asure Software Inc.	5,463	24
*	Essex Rental Corp.	6,739	23
*	Management Network Group Inc.	7,826	22
*	IEC Electronics Corp.	5,961	22
*	Sparton Corp.	833	21
*	Viasystems Group Inc.	1,396	20
*	Research Frontiers Inc.	4,224	18
	Greif Inc. Class B	318	17
	Amcon Distributing Co.	200	16
*	Art's-Way Manufacturing Co. Inc.	2,300	16
*	American DG Energy Inc.	8,832	14
*	Onvia Inc.	2,551	13
	Omega Flex Inc.	666	13
*	Gencor Industries Inc.	1,450	12
	Pulse Electronics Corp.	2,759	11
*	Elecsys Corp.	1,380	11
	Universal Truckload Services Inc.	360	10
	Air T Inc.	800	9
*	Industrial Services of America Inc.	4,680	9
*	Hudson Technologies Inc.	3,927	8
*	Mod-Pac Corp.	750	7
*	National Research Corp. Class A	342	6
	Ecology and Environment Inc.	450	5
*	Breeze-Eastern Corp.	401	4
*	Parametric Sound Corp.	300	4
*	Sharps Compliance Corp.	1,172	4
*	Rand Logistics Inc.	696	3
*	Wireless Telecom Group Inc.	1,403	3
*	Wells-Gardner Electronics Corp.	1,180	2
*	Transcat Inc.	100	1
*	Lightbridge Corp.	400	1
*	Newtek Business Services Inc.	204	1
*	Video Display Corp.	47	—
*	Lime Energy Co.	96	—
			4,416,200
Oil & Gas (9.4%)
	Exxon Mobil Corp.	7,760,530	667,716
	Chevron Corp.	3,406,397	413,877
	Schlumberger Ltd.	2,332,924	206,137
	ConocoPhillips	2,156,287	149,884
	Occidental Petroleum Corp.	1,420,645	132,887
	Anadarko Petroleum Corp.	886,376	82,424
	EOG Resources Inc.	480,305	81,306
	Halliburton Co.	1,530,265	73,682
	Phillips 66	1,077,347	62,292
	National Oilwell Varco Inc.	753,791	58,879
	Apache Corp.	688,461	58,616
	Pioneer Natural Resources Co.	244,311	46,126
	Williams Cos. Inc.	1,204,603	43,799
	Marathon Oil Corp.	1,251,285	43,645
	Noble Energy Inc.	632,986	42,416
	Kinder Morgan Inc.	1,187,195	42,229
	Hess Corp.	514,714	39,808
	Devon Energy Corp.	680,119	39,284

Baker Hughes Inc.	781,383	38,366
Marathon Petroleum Corp.	552,045	35,508
Valero Energy Corp.	958,286	32,725
Cabot Oil & Gas Corp.	743,732	27,756
Chesapeake Energy Corp.	1,056,275	27,336
* Cameron International Corp.	436,047	25,452
* FMC Technologies Inc.	417,891	23,160
* Southwestern Energy Co.	619,932	22,553
Ensco plc Class A	411,843	22,137
EQT Corp.	239,202	21,222
Range Resources Corp.	273,828	20,781
* Concho Resources Inc.	185,196	20,151
Murphy Oil Corp.	313,268	18,896
* Weatherford International Ltd.	1,218,707	18,683
Noble Corp.	447,104	16,887
Oceaneering International Inc.	190,816	15,502
HollyFrontier Corp.	357,115	15,038
Cimarex Energy Co.	145,018	13,980
Core Laboratories NV	80,673	13,651
* Cheniere Energy Inc.	381,733	13,032
OGE Energy Corp.	349,883	12,627
* Cobalt International Energy Inc.	507,718	12,622
* Whiting Petroleum Corp.	209,779	12,555
Helmerich & Payne Inc.	178,454	12,304
* Denbury Resources Inc.	657,802	12,110
Tesoro Corp.	238,771	10,501
* Oil States International Inc.	97,308	10,068
Energen Corp.	127,441	9,735
SM Energy Co.	118,215	9,125
* Gulfport Energy Corp.	137,006	8,815
* Continental Resources Inc.	81,919	8,787
QEP Resources Inc.	316,563	8,766
* Dresser-Rand Group Inc.	134,503	8,393
* Rowan Cos. plc Class A	219,155	8,047
Nabors Industries Ltd.	495,151	7,952
Diamond Offshore Drilling Inc.	122,720	7,648
* Dril-Quip Inc.	64,644	7,418
* Superior Energy Services Inc.	281,554	7,050
* Oasis Petroleum Inc.	140,359	6,896
* WPX Energy Inc.	354,309	6,824
* Chart Industries Inc.	53,659	6,602
* Newfield Exploration Co.	239,588	6,558
* Atwood Oceanics Inc.	107,455	5,914
* Rosetta Resources Inc.	108,062	5,885
* Kodiak Oil & Gas Corp.	469,302	5,660
Patterson-UTI Energy Inc.	247,477	5,291
* Ultra Petroleum Corp.	256,483	5,276
Tidewater Inc.	87,566	5,192
Targa Resources Corp.	67,306	4,911
* First Solar Inc.	120,840	4,859
* SandRidge Energy Inc.	824,349	4,831
Bristow Group Inc.	63,643	4,631
* Helix Energy Solutions Group Inc.	177,186	4,495
SemGroup Corp. Class A	75,061	4,280
* Unit Corp.	86,769	4,034
Energy XXI Bermuda Ltd.	132,999	4,017
* MRC Global Inc.	144,055	3,861

*	PDC Energy Inc.	61,849	3,683
	Berry Petroleum Co. Class A	84,020	3,624
	CARBO Ceramics Inc.	34,787	3,448
*	Hornbeck Offshore Services Inc.	57,418	3,298
*	McDermott International Inc.	418,233	3,108
	SEACOR Holdings Inc.	34,156	3,089
*	Laredo Petroleum Holdings Inc.	101,106	3,001
*	Exterran Holdings Inc.	105,007	2,895
	Western Refining Inc.	95,115	2,857
*	Stone Energy Corp.	84,306	2,734
*	Bonanza Creek Energy Inc.	54,296	2,620
*	Flotek Industries Inc.	110,766	2,548
*	EPL Oil & Gas Inc.	64,304	2,386
*	Approach Resources Inc.	85,698	2,252
*	Bill Barrett Corp.	89,181	2,239
*	Forum Energy Technologies Inc.	82,253	2,222
*	Carrizo Oil & Gas Inc.	59,428	2,217
*	Northern Oil and Gas Inc.	150,053	2,165
	Gulfmark Offshore Inc.	40,254	2,049
*	SunPower Corp. Class A	77,904	2,038
*	Newpark Resources Inc.	159,171	2,015
*	Forest Oil Corp.	316,328	1,930
*	Geospace Technologies Corp.	21,952	1,851
*	Goodrich Petroleum Corp.	74,317	1,805
	Comstock Resources Inc.	109,922	1,749
*	GT Advanced Technologies Inc.	202,867	1,726
*	Key Energy Services Inc.	230,733	1,682
*	TETRA Technologies Inc.	125,062	1,567
*	Magnum Hunter Resources Corp.	246,603	1,522
*	Hercules Offshore Inc.	201,797	1,487
	RPC Inc.	94,983	1,469
*	Matrix Service Co.	74,590	1,463
	EXCO Resources Inc.	210,075	1,416
*,^ Halcon Resources Corp.		317,075	1,405
*	C&J Energy Services Inc.	66,097	1,327
*	Rex Energy Corp.	59,274	1,322
	Delek US Holdings Inc.	62,361	1,315
*	Diamondback Energy Inc.	30,496	1,300
*	Basic Energy Services Inc.	99,365	1,256
	Crosstex Energy Inc.	59,440	1,242
*	Vaalco Energy Inc.	216,357	1,207
	CVR Energy Inc.	30,602	1,179
	PBF Energy Inc. Class A	52,345	1,175
*	Parker Drilling Co.	205,863	1,173
*	Clayton Williams Energy Inc.	21,918	1,150
*	Sanchez Energy Corp.	43,137	1,139
	Contango Oil & Gas Co.	27,732	1,019
*	Callon Petroleum Co.	181,304	992
*,^ Endeavour International Corp.		178,367	954
*	ION Geophysical Corp.	178,597	929
	W&T Offshore Inc.	49,346	874
*	Matador Resources Co.	52,229	853
*,^ Cal Dive International Inc.		408,743	838
*	Abraxas Petroleum Corp.	296,846	763
*	Swift Energy Co.	66,496	759
*	Dawson Geophysical Co.	23,112	750
	Adams Resources & Energy Inc.	13,449	747

*	Triangle Petroleum Corp.	73,657	723
	Gulf Island Fabrication Inc.	29,139	714
	Green Plains Renewable Energy Inc.	42,006	674
*	Pioneer Energy Services Corp.	88,256	663
	Alon USA Energy Inc.	64,901	663
	Bolt Technology Corp.	36,266	655
*	BPZ Resources Inc.	334,576	652
*	FuelCell Energy Inc.	463,915	598
*	Penn Virginia Corp.	85,137	566
*	Willbros Group Inc.	53,702	493
*	Natural Gas Services Group Inc.	17,710	475
*	Gastar Exploration Ltd.	109,199	431
*	Solazyme Inc.	39,651	427
*	PHI Inc.	10,907	411
*	Mitcham Industries Inc.	26,737	409
*	Tesco Corp.	24,157	400
*	Resolute Energy Corp.	47,837	400
*	FX Energy Inc.	113,973	392
*	Evolution Petroleum Corp.	32,625	367
*	Quicksilver Resources Inc.	181,021	357
*,^ Enphase Energy Inc.		41,205	335
*	Harvest Natural Resources Inc.	62,599	335
*,^ Amyris Inc.		140,010	323
*	Global Geophysical Services Inc.	113,495	308
*	CAMAC Energy Inc.	340,357	272
*	Edgen Group Inc.	33,563	255
*	PetroQuest Energy Inc.	57,380	230
*	Forbes Energy Services Ltd.	49,354	230
*	Midstates Petroleum Co. Inc.	41,690	214
*	Vantage Drilling Co.	121,445	210
*	Athlon Energy Inc.	6,241	204
*	US Energy Corp. Wyoming	93,278	197
*	Warren Resources Inc.	67,043	196
*,^ Ascent Solar Technologies Inc.		201,207	177
*	Renewable Energy Group Inc.	11,399	173
*	REX American Resources Corp.	4,932	152
*	Emerald Oil Inc.	21,007	151
*	Crimson Exploration Inc.	48,566	146
*,^ Gevo Inc.		74,160	142
*	Double Eagle Petroleum Co.	41,726	125
	TGC Industries Inc.	14,664	116
*	Arabian American Development Co.	11,840	108
*	KiOR Inc.	31,111	88
*	Hyperdynamics Corp.	19,737	87
	Panhandle Oil and Gas Inc. Class A	2,610	74
*,^ BioFuel Energy Corp.		19,867	73
*	Lucas Energy Inc.	55,087	68
*	STR Holdings Inc.	27,740	62
*	GreenHunter Resources Inc.	33,926	38
*	ZaZa Energy Corp.	18,953	22
*	Miller Energy Resources Inc.	2,900	21
*	FieldPoint Petroleum Corp.	4,556	20
*	Syntroleum Corp.	2,879	13
*	Ocean Power Technologies Inc.	7,673	13
*	Verenium Corp.	2,972	12
*	Barnwell Industries Inc.	2,036	7
*	Houston American Energy Corp.	14,695	4

* Isramco Inc.	23	3
* MagneGas Corp.	1,300	1
* Recovery Energy Inc.	385	1
* PrimeEnergy Corp.	10	1
		3,119,863
Other (0.0%)
* Adolor Corp. Rights Exp. 07/01/2019	126,930	66
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	29,879	28
* Cubist Pharmaceuticals, Inc. CVR	16,200	2
* Southern Community Financial Corp.	118	—
		96
Technology (14.7%)
Apple Inc.	1,601,769	763,643
Microsoft Corp.	13,217,863	440,287
* Google Inc. Class A	482,979	423,046
International Business Machines Corp.	1,931,379	357,653
Cisco Systems Inc.	9,422,631	220,678
QUALCOMM Inc.	3,024,519	203,732
Oracle Corp.	6,123,483	203,116
Intel Corp.	8,783,769	201,324
* Facebook Inc. Class A	3,044,250	152,943
EMC Corp.	3,668,820	93,775
Texas Instruments Inc.	1,941,530	78,185
Hewlett-Packard Co.	3,400,278	71,338
* Yahoo! Inc.	1,619,069	53,688
* Salesforce.com Inc.	945,807	49,097
* Adobe Systems Inc.	841,290	43,697
* Cognizant Technology Solutions Corp. Class A	531,389	43,638
Corning Inc.	2,590,741	37,799
Applied Materials Inc.	2,120,938	37,201
Dell Inc.	2,635,431	36,290
Intuit Inc.	497,701	33,003
* Micron Technology Inc.	1,830,993	31,987
Symantec Corp.	1,233,744	30,535
* Cerner Corp.	544,762	28,627
Analog Devices Inc.	547,856	25,777
NetApp Inc.	599,806	25,564
SanDisk Corp.	427,389	25,434
Motorola Solutions Inc.	422,076	25,063
Broadcom Corp. Class A	932,952	24,266
Western Digital Corp.	376,193	23,851
Seagate Technology plc	535,794	23,436
* Citrix Systems Inc.	330,438	23,332
Xilinx Inc.	469,704	22,010
Altera Corp.	563,437	20,937
KLA-Tencor Corp.	292,336	17,789
* Juniper Networks Inc.	849,458	16,870
* Catamaran Corp.	363,835	16,718
CA Inc.	562,721	16,696
Linear Technology Corp.	411,428	16,317
* Autodesk Inc.	395,008	16,262
* Equinix Inc.	87,234	16,021
Avago Technologies Ltd. Class A	370,407	15,972
* Teradata Corp.	287,730	15,952
* Akamai Technologies Inc.	298,705	15,443
* Red Hat Inc.	333,990	15,410

	Maxim Integrated Products Inc.	511,158	15,233
	NVIDIA Corp.	969,922	15,092
*	Lam Research Corp.	287,949	14,740
*	ANSYS Inc.	163,736	14,166
	Computer Sciences Corp.	263,940	13,656
	Microchip Technology Inc.	330,851	13,330
*	VeriSign Inc.	253,294	12,890
*	Cree Inc.	211,914	12,755
*	VMware Inc. Class A	148,519	12,015
*	F5 Networks Inc.	138,588	11,885
*	NCR Corp.	292,918	11,602
	Harris Corp.	192,668	11,425
*	ServiceNow Inc.	204,755	10,637
*	Rackspace Hosting Inc.	196,125	10,348
*	Synopsys Inc.	272,503	10,273
*	Nuance Communications Inc.	520,331	9,728
*	Workday Inc. Class A	116,674	9,442
*	Gartner Inc.	156,528	9,392
	Garmin Ltd.	206,967	9,353
*,^ 3D Systems Corp.		166,468	8,988
*	Concur Technologies Inc.	79,153	8,746
*	Skyworks Solutions Inc.	335,821	8,342
	Marvell Technology Group Ltd.	694,688	7,989
*	Splunk Inc.	128,412	7,710
	LSI Corp.	966,877	7,561
	IAC/InterActiveCorp	136,288	7,451
*	Informatica Corp.	191,030	7,444
*	TIBCO Software Inc.	274,508	7,025
*	MICROS Systems Inc.	138,439	6,914
*	Ultimate Software Group Inc.	46,793	6,897
*	CommVault Systems Inc.	78,432	6,889
*	Cadence Design Systems Inc.	501,496	6,770
	Leidos Holdings Inc.	148,206	6,746
*	athenahealth Inc.	61,845	6,714
	Pitney Bowes Inc.	356,539	6,485
	Solera Holdings Inc.	121,560	6,427
*	Brocade Communications Systems Inc.	781,889	6,294
*	Ingram Micro Inc.	269,444	6,211
*	JDS Uniphase Corp.	419,676	6,173
*	PTC Inc.	210,857	5,995
*	ON Semiconductor Corp.	793,526	5,793
*	Aspen Technology Inc.	164,761	5,693
*	NetSuite Inc.	52,437	5,660
*	Teradyne Inc.	338,432	5,591
*	Atmel Corp.	716,875	5,334
	Mentor Graphics Corp.	200,313	4,681
*	Tyler Technologies Inc.	53,516	4,681
*	SS&C Technologies Holdings Inc.	122,486	4,667
*	Fortinet Inc.	229,463	4,649
*	ViaSat Inc.	72,401	4,616
*	Ciena Corp.	182,428	4,557
*	Qlik Technologies Inc.	132,078	4,522
	AOL Inc.	129,791	4,488
*	Allscripts Healthcare Solutions Inc.	299,139	4,448
*	Medidata Solutions Inc.	44,889	4,441
*	VeriFone Systems Inc.	193,214	4,417
*	Guidewire Software Inc.	91,516	4,311

* Advanced Micro Devices Inc.	1,082,789	4,115
DST Systems Inc.	54,020	4,074
Compuware Corp.	360,956	4,043
* Sourcefire Inc.	53,087	4,030
* Riverbed Technology Inc.	275,273	4,016
* Microsemi Corp.	164,725	3,995
* SolarWinds Inc.	113,410	3,976
Diebold Inc.	131,812	3,870
j2 Global Inc.	77,845	3,855
* ACI Worldwide Inc.	70,149	3,792
Lexmark International Inc. Class A	110,813	3,657
* Finisar Corp.	161,294	3,650
* Semtech Corp.	120,548	3,615
Plantronics Inc.	77,743	3,580
* Cavium Inc.	86,598	3,568
* Cornerstone OnDemand Inc.	68,290	3,513
* Rovi Corp.	182,813	3,505
* Verint Systems Inc.	94,513	3,503
Fair Isaac Corp.	63,310	3,500
* ARRIS Group Inc.	195,689	3,338
* Tech Data Corp.	66,592	3,324
* Polycom Inc.	304,299	3,323
* SunEdison Inc.	416,839	3,322
* Dealertrack Technologies Inc.	77,210	3,308
* Manhattan Associates Inc.	34,473	3,290
* EchoStar Corp. Class A	73,968	3,250
* Aruba Networks Inc.	191,370	3,184
* Palo Alto Networks Inc.	69,370	3,179
Blackbaud Inc.	80,874	3,157
* Fairchild Semiconductor International Inc. Class A	225,949	3,138
* Hittite Microwave Corp.	47,596	3,110
* International Rectifier Corp.	125,560	3,110
* Sapient Corp.	197,452	3,074
NIC Inc.	132,912	3,072
* Progress Software Corp.	116,227	3,008
* Science Applications International Corp.	86,297	2,913
* Silicon Laboratories Inc.	67,804	2,896
* SYNNEX Corp.	46,694	2,869
* CACI International Inc. Class A	41,280	2,853
* RF Micro Devices Inc.	503,012	2,837
InterDigital Inc.	73,028	2,726
Power Integrations Inc.	49,696	2,691
* Infoblox Inc.	64,161	2,683
ADTRAN Inc.	99,581	2,653
* Synaptics Inc.	59,424	2,631
Advent Software Inc.	82,737	2,627
Syntel Inc.	32,689	2,618
* MedAssets Inc.	102,797	2,613
* Electronics For Imaging Inc.	82,344	2,609
* Cirrus Logic Inc.	112,659	2,555
Intersil Corp. Class A	225,545	2,533
Cogent Communications Group Inc.	78,066	2,518
* Entegris Inc.	246,354	2,501
MKS Instruments Inc.	93,734	2,492
* Integrated Device Technology Inc.	253,863	2,391
* PMC - Sierra Inc.	354,999	2,350
* Web.com Group Inc.	72,614	2,348

*	Applied Micro Circuits Corp.	181,013	2,335
*	BroadSoft Inc.	62,220	2,242
*	FleetMatics Group plc	59,568	2,237
	Cypress Semiconductor Corp.	236,533	2,209
*	Blucora Inc.	94,458	2,171
*	NETGEAR Inc.	69,827	2,155
*	Diodes Inc.	87,412	2,142
	Tessera Technologies Inc.	109,453	2,118
*	TriQuint Semiconductor Inc.	259,784	2,112
*	Dycom Industries Inc.	75,113	2,102
*	Interactive Intelligence Group Inc.	33,078	2,100
*	Cray Inc.	87,196	2,099
*	ATMI Inc.	78,951	2,094
	CSG Systems International Inc.	81,750	2,048
*	PROS Holdings Inc.	58,339	1,995
*	Bottomline Technologies de Inc.	71,483	1,993
*	Active Network Inc.	138,975	1,989
*	MicroStrategy Inc. Class A	17,957	1,863
*	Infinera Corp.	159,643	1,806
*	Envestnet Inc.	57,940	1,796
*	Insight Enterprises Inc.	94,249	1,783
*	iGATE Corp.	63,580	1,765
*	QLogic Corp.	160,813	1,759
*	Fusion-io Inc.	127,566	1,708
*	Ellie Mae Inc.	51,924	1,662
*	Comverse Inc.	51,992	1,661
*	CalAmp Corp.	93,201	1,643
*	Cabot Microelectronics Corp.	42,496	1,637
*	Accelrys Inc.	163,939	1,616
*	Advanced Energy Industries Inc.	92,077	1,613
	Computer Programs & Systems Inc.	27,165	1,589
*	Ixia	101,193	1,586
*	Unisys Corp.	62,924	1,585
*	OmniVision Technologies Inc.	103,137	1,579
*	Synchronoss Technologies Inc.	41,164	1,567
*	Digital River Inc.	87,085	1,556
	Quality Systems Inc.	71,433	1,552
*	Emulex Corp.	187,817	1,457
*	Kulicke & Soffa Industries Inc.	126,146	1,457
*,^ VirnetX Holding Corp.		70,364	1,435
*	RealPage Inc.	59,951	1,388
*	Netscout Systems Inc.	54,081	1,383
*	ScanSource Inc.	39,362	1,362
	Brooks Automation Inc.	143,067	1,332
*	Rambus Inc.	140,353	1,319
	Pegasystems Inc.	33,098	1,318
*	Harmonic Inc.	170,311	1,310
*	Callidus Software Inc.	138,716	1,272
	Tellabs Inc.	559,887	1,271
*	Calix Inc.	99,180	1,263
*	Freescale Semiconductor Ltd.	75,043	1,249
*	InvenSense Inc.	70,663	1,245
*	FormFactor Inc.	180,632	1,239
*	Actuate Corp.	165,612	1,217
*	Demandware Inc.	26,002	1,205
	Epiq Systems Inc.	90,427	1,195
	Monolithic Power Systems Inc.	39,211	1,187

Loral Space & Communications Inc.	17,518	1,187
* SPS Commerce Inc.	17,644	1,181
Monotype Imaging Holdings Inc.	40,927	1,173
* Lattice Semiconductor Corp.	261,491	1,166
* Sonus Networks Inc.	344,808	1,165
* Tangoe Inc.	48,170	1,149
* Amkor Technology Inc.	263,614	1,131
* Ceva Inc.	64,431	1,111
* ICG Group Inc.	77,658	1,102
* Exar Corp.	79,040	1,060
* Axcelis Technologies Inc.	496,359	1,047
* Internap Network Services Corp.	148,885	1,035
Forrester Research Inc.	27,092	996
* VOXX International Corp. Class A	71,600	981
* Ultratech Inc.	30,501	924
* EPAM Systems Inc.	25,830	891
* Silicon Graphics International Corp.	54,649	888
* IntraLinks Holdings Inc.	100,830	887
* Spansion Inc. Class A	87,668	885
* CIBER Inc.	264,215	872
* Ruckus Wireless Inc.	50,985	858
^ Ebix Inc.	85,722	852
Comtech Telecommunications Corp.	34,607	842
Hackett Group Inc.	117,187	836
Computer Task Group Inc.	51,182	827
American Software Inc. Class A	96,194	822
* Extreme Networks Inc.	157,245	821
* Guidance Software Inc.	89,270	810
* Brightcove Inc.	71,138	800
* LogMeIn Inc.	25,459	791
Inteliquent Inc.	81,731	790
* Agilysys Inc.	65,182	777
* Proofpoint Inc.	24,185	777
* Integrated Silicon Solution Inc.	71,029	774
* Immersion Corp.	57,685	761
* Aviat Networks Inc.	289,319	746
Cohu Inc.	65,908	719
* Digi International Inc.	71,509	716
* Premiere Global Services Inc.	70,540	703
United Online Inc.	87,783	701
Alliance Fiber Optic Products Inc.	32,922	674
* AXT Inc.	282,229	660
* Carbonite Inc.	43,545	653
* Shutterstock Inc.	8,843	643
* Responsys Inc.	37,707	622
* iPass Inc.	310,834	622
* LivePerson Inc.	65,387	617
* Jive Software Inc.	47,461	593
* Oplink Communications Inc.	30,881	581
* Entropic Communications Inc.	132,099	579
* Perficient Inc.	30,953	568
Acorn Energy Inc.	95,469	563
* Virtusa Corp.	19,099	555
IXYS Corp.	55,346	534
* Volterra Semiconductor Corp.	22,785	524
* Tableau Software Inc. Class A	7,300	520
* Unwired Planet Inc.	290,193	502

*	KVH Industries Inc.	35,175	485
*	LTX-Credence Corp.	73,422	483
	Micrel Inc.	51,595	470
*	ANADIGICS Inc.	229,174	451
*	Globecomm Systems Inc.	31,488	442
*	Kopin Corp.	105,030	423
	Aware Inc.	77,445	423
*	Marketo Inc.	13,093	417
*	Amtech Systems Inc.	56,941	416
*	Datalink Corp.	30,259	409
*	Datawatch Corp.	14,398	402
*	Imation Corp.	97,843	401
*	Pendrell Corp.	202,636	393
*	Mercury Systems Inc.	39,223	392
*	CDW Corp.	16,900	386
	Ubiquiti Networks Inc.	11,466	385
*	Limelight Networks Inc.	199,035	384
*	Alpha & Omega Semiconductor Ltd.	44,331	373
*	Dynamics Research Corp.	47,484	361
*	Dot Hill Systems Corp.	162,900	349
*	Quantum Corp.	248,082	342
*	Icad Inc.	64,632	341
*	DSP Group Inc.	47,478	335
*	Silicon Image Inc.	61,931	331
*	KEYW Holding Corp.	23,960	322
*	Rosetta Stone Inc.	18,721	304
*	Merge Healthcare Inc.	113,737	297
	Concurrent Computer Corp.	40,714	294
*	Emcore Corp.	60,428	271
*	Nanometrics Inc.	16,593	267
*	VASCO Data Security International Inc.	33,863	267
*	Photronics Inc.	33,314	261
*	Super Micro Computer Inc.	18,990	257
*	Cyan Inc.	24,610	247
*	Edgewater Technology Inc.	46,566	245
*	Procera Networks Inc.	14,819	230
	PC-Tel Inc.	25,151	223
*	support.com Inc.	40,343	220
	West Corp.	9,839	218
*	Audience Inc.	18,750	211
*	FalconStor Software Inc.	157,919	208
*	Novatel Wireless Inc.	78,198	204
	Supertex Inc.	7,904	200
*,^ MeetMe Inc.		109,460	198
*	PDF Solutions Inc.	9,288	197
*	Seachange International Inc.	16,877	194
*	eGain Corp.	12,824	194
*	Zix Corp.	38,837	190
*	Vocera Communications Inc.	10,161	189
*	GSI Technology Inc.	26,114	184
*	Sigma Designs Inc.	32,557	182
	PC Connection Inc.	11,926	180
	Preformed Line Products Co.	2,478	178
	Evolving Systems Inc.	18,122	174
*	ShoreTel Inc.	28,739	174
*	Mitek Systems Inc.	33,388	173
*	Premier Inc. Class A	5,420	172

*	LRAD Corp.	118,475	172
	Systemax Inc.	17,314	161
*	SciQuest Inc.	7,140	160
*	Inphi Corp.	11,546	155
*	MaxLinear Inc.	18,480	153
*	Intermolecular Inc.	25,996	143
*	Cvent Inc.	4,058	143
*	Rudolph Technologies Inc.	12,228	139
*	Telenav Inc.	23,763	139
*	Mindspeed Technologies Inc.	45,354	138
*	Hutchinson Technology Inc.	39,231	137
*	FireEye Inc.	3,085	128
*	UniTek Global Services Inc.	105,753	126
*,^ Oclaro Inc.		70,562	125
*	Lantronix Inc.	89,562	124
*	Vocus Inc.	13,210	123
*	Benefitfocus Inc.	2,466	121
*	Clearfield Inc.	8,217	110
*	Mattson Technology Inc.	45,776	109
	Digimarc Corp.	5,192	105
*	Pericom Semiconductor Corp.	13,248	103
	QAD Inc. Class A	7,308	100
*	NetSol Technologies Inc.	9,569	96
*	Millennial Media Inc.	13,385	95
*	Leidos Holdings Inc.	2,035	93
*	Authentidate Holding Corp.	103,756	92
*	Innodata Inc.	35,130	91
*	PLX Technology Inc.	14,181	85
*	Symmetricom Inc.	17,483	84
*	Rally Software Development Corp.	2,800	84
*	Crexendo Inc.	27,483	84
*	CVD Equipment Corp.	8,553	83
*	Vringo Inc.	28,067	81
*	Cascade Microtech Inc.	8,970	80
*	Qumu Corp.	6,050	75
*	Zhone Technologies Inc.	23,672	75
*	MoSys Inc.	19,562	73
*	Identive Group Inc.	103,793	73
	Simulations Plus Inc.	15,000	72
*	QuickLogic Corp.	27,004	71
*	TeleCommunication Systems Inc. Class A	27,799	68
*	Ikanos Communications Inc.	53,944	67
*	Park City Group Inc.	7,553	66
*	Textura Corp.	1,500	65
*	Pixelworks Inc.	15,645	63
*	Westell Technologies Inc. Class A	18,333	61
*	Ambient Corp.	25,248	57
*	OCZ Technology Group Inc.	41,752	54
	Mastech Holdings Inc.	4,745	54
*	Radisys Corp.	15,728	50
*	Parkervision Inc.	14,798	50
*	Synacor Inc.	18,940	49
*	RingCentral Inc. Class A	2,703	49
*	Bsquare Corp.	16,441	45
*	Voltari Corp.	8,324	44
*	Violin Memory Inc.	5,789	43
*	NCI Inc. Class A	7,496	42

*	ID Systems Inc.	6,809	42
*	Mitel Networks Corp.	6,881	41
*	PAR Technology Corp.	7,772	38
*	Exa Corp.	2,478	38
	CSP Inc.	5,391	38
*	ClearOne Inc.	4,569	37
*	ADDvantage Technologies Group Inc.	13,500	33
*	Smith Micro Software Inc.	36,488	33
*	Rocket Fuel Inc.	557	30
*	Greenway Medical Technologies	1,360	28
*	Numerex Corp. Class A	2,480	27
*	GigOptix Inc.	20,182	26
*	Meru Networks Inc.	7,840	26
*	Crossroads Systems Inc.	28,750	24
*	ChannelAdvisor Corp.	600	22
*	Inuvo Inc.	17,600	21
*	GSE Systems Inc.	13,415	21
*	Wave Systems Corp. Class A	15,726	20
	Transact Technologies Inc.	1,540	20
*	Ultra Clean Holdings Inc.	2,430	17
*	Analysts International Corp.	1,920	12
	Communications Systems Inc.	1,077	12
*	ChyronHego Corp.	7,849	12
*	Cobra Electronics Corp.	3,967	11
*	Intellicheck Mobilisa Inc.	16,110	9
*	Overland Storage Inc.	9,096	9
	ePlus Inc.	149	8
	QAD Inc. Class B	573	6
*	Relm Wireless Corp.	1,800	5
*	Selectica Inc.	829	5
*	Key Tronic Corp.	400	4
	Optical Cable Corp.	959	4
*	inTEST Corp.	900	4
*	Bridgeline Digital Inc.	1,800	2
*	Cover-All Technologies Inc.	1,300	2
*	Superconductor Technologies Inc.	656	1
*	Netlist Inc.	100	—
			4,860,705
Telecommunications (2.2%)
	AT&T Inc.	9,363,826	316,685
	Verizon Communications Inc.	5,045,546	235,425
*	Crown Castle International Corp.	516,296	37,705
	CenturyLink Inc.	1,059,132	33,235
*	SBA Communications Corp. Class A	225,489	18,143
*	Sprint Corp.	1,386,579	8,611
^	Windstream Holdings Inc.	1,045,915	8,367
*	T-Mobile US Inc.	320,663	8,328
*	tw telecom inc Class A	264,158	7,889
*	Level 3 Communications Inc.	294,915	7,871
	Frontier Communications Corp.	1,764,720	7,359
	Telephone & Data Systems Inc.	161,073	4,760
*	Leap Wireless International Inc.	132,987	2,100
*	8x8 Inc.	181,387	1,827
*,^ NII Holdings Inc.		282,308	1,714
	Atlantic Tele-Network Inc.	26,817	1,398
*	Cincinnati Bell Inc.	464,020	1,262
	EarthLink Inc.	239,011	1,183

United States Cellular Corp.	21,438	976
* Alaska Communications Systems Group Inc.	270,441	695
* General Communication Inc. Class A	71,841	684
* Vonage Holdings Corp.	213,627	671
NTELOS Holdings Corp.	35,307	664
Shenandoah Telecommunications Co.	27,362	659
Consolidated Communications Holdings Inc.	37,432	645
Lumos Networks Corp.	28,613	620
IDT Corp. Class B	32,649	579
* Cbeyond Inc.	84,846	544
USA Mobility Inc.	32,415	459
HickoryTech Corp.	40,033	456
* Iridium Communications Inc.	60,047	413
* Intelsat SA	8,200	197
* inContact Inc.	19,879	164
* Elephant Talk Communications Corp.	184,369	123
* ORBCOMM Inc.	17,997	95
* Straight Path Communications Inc. Class B	16,324	86
* Fairpoint Communications Inc.	7,677	73
* Hawaiian Telcom Holdco Inc.	2,246	60
* Towerstream Corp.	19,717	56
Primus Telecommunications Group Inc.	7,563	26
Alteva	1,938	15
		712,822
Utilities (3.2%)
Duke Energy Corp.	1,244,601	83,114
Dominion Resources Inc.	1,020,919	63,787
Southern Co.	1,540,815	63,451
NextEra Energy Inc.	748,770	60,021
Exelon Corp.	1,510,270	44,764
Spectra Energy Corp.	1,180,176	40,397
American Electric Power Co. Inc.	858,362	37,210
Sempra Energy	409,327	35,038
PPL Corp.	1,113,815	33,838
PG&E Corp.	785,102	32,126
Public Service Enterprise Group Inc.	892,295	29,383
Consolidated Edison Inc.	516,679	28,490
FirstEnergy Corp.	737,416	26,879
Edison International	574,593	26,466
Xcel Energy Inc.	877,380	24,224
Northeast Utilities	555,046	22,896
DTE Energy Co.	308,625	20,363
Entergy Corp.	314,634	19,882
ONEOK Inc.	363,715	19,393
CenterPoint Energy Inc.	756,143	18,125
NiSource Inc.	551,508	17,036
Wisconsin Energy Corp.	401,899	16,229
NRG Energy Inc.	569,892	15,575
Ameren Corp.	428,229	14,919
AES Corp.	1,115,919	14,831
* Calpine Corp.	696,956	13,542
American Water Works Co. Inc.	313,865	12,956
CMS Energy Corp.	470,906	12,394
Pinnacle West Capital Corp.	194,203	10,631
SCANA Corp.	222,383	10,239
NV Energy Inc.	415,985	9,821
Alliant Energy Corp.	195,687	9,696

National Fuel Gas Co.	140,235	9,643
AGL Resources Inc.	209,322	9,635
ITC Holdings Corp.	92,638	8,695
Pepco Holdings Inc.	439,674	8,116
UGI Corp.	201,496	7,885
Integrys Energy Group Inc.	140,527	7,854
Aqua America Inc.	311,648	7,707
Questar Corp.	309,293	6,956
^ Westar Energy Inc. Class A	224,177	6,871
Atmos Energy Corp.	160,128	6,820
TECO Energy Inc.	383,890	6,350
Great Plains Energy Inc.	271,296	6,023
Vectren Corp.	145,368	4,848
Cleco Corp.	106,877	4,792
Piedmont Natural Gas Co. Inc.	134,292	4,416
Hawaiian Electric Industries Inc.	175,266	4,399
IDACORP Inc.	88,900	4,303
Southwest Gas Corp.	82,017	4,101
Black Hills Corp.	78,656	3,922
WGL Holdings Inc.	91,446	3,906
Portland General Electric Co.	137,041	3,869
UIL Holdings Corp.	98,531	3,663
ALLETE Inc.	70,854	3,422
South Jersey Industries Inc.	56,639	3,318
UNS Energy Corp.	69,910	3,259
New Jersey Resources Corp.	73,718	3,247
* Dynegy Inc.	168,001	3,246
PNM Resources Inc.	140,660	3,183
NorthWestern Corp.	67,849	3,048
Avista Corp.	105,965	2,797
El Paso Electric Co.	76,287	2,548
Laclede Group Inc.	52,525	2,364
MGE Energy Inc.	41,479	2,263
Empire District Electric Co.	95,843	2,076
Northwest Natural Gas Co.	47,741	2,004
American States Water Co.	72,309	1,993
California Water Service Group	73,742	1,498
SJW Corp.	36,459	1,022
^ Atlantic Power Corp.	201,853	870
Chesapeake Utilities Corp.	16,090	845
Connecticut Water Service Inc.	25,226	811
Ormat Technologies Inc.	29,954	802
Unitil Corp.	15,208	445
Middlesex Water Co.	16,081	344
* Genie Energy Ltd. Class B	33,337	327
Artesian Resources Corp. Class A	10,911	243
York Water Co.	10,993	221
* Cadiz Inc.	39,826	204
Delta Natural Gas Co. Inc.	7,759	171
* US Geothermal Inc.	209,938	92
* Pure Cycle Corp.	18,908	87
Gas Natural Inc.	2,453	25
* EuroSite Power Inc.	883	—
		1,069,265
Total Common Stocks (Cost $24,134,079)		32,975,212

	Coupon		Shares
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.112%		204,910,299	204,910

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Freddie Mac Discount Notes	0.110%	10/16/13	1,000	1,000
[4,5] Freddie Mac Discount Notes	0.050%	11/5/13	2,000	2,000
[4,5] Freddie Mac Discount Notes	0.095%	11/18/13	400	400
[4,5] Freddie Mac Discount Notes	0.063%	3/17/14	5,100	5,096
				8,496
Total Temporary Cash Investments (Cost $213,408)				213,406
Total Investments (100.1%) (Cost $24,347,487)				33,188,618
Other Assets and Liabilities-Net (-0.1%)[3]				(16,905)
Net Assets (100%)				33,171,713

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $26,737,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $28,982,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $8,196,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Institutional Total Stock Market Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	32,975,115	—	97
Temporary Cash Investments	204,910	8,496	—
Futures Contracts—Liabilities[1]	(1,251)	—	—
Total	33,178,774	8,496	97
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2013	374	156,547	(922)
E-mini S&P 500 Index	December 2013	190	15,906	(226)
E-mini Russell 2000 Index	December 2013	145	15,535	185

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Institutional Total Stock Market Index Fund

D. At September 30, 2013, the cost of investment securities for tax purposes was $24,347,833,000. Net unrealized appreciation of investment securities for tax purposes was $8,840,785,000, consisting of unrealized gains of $9,525,341,000 on securities that had risen in value since their purchase and $684,556,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers
concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 15, 2013
VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 15, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.